Schedule of Investments (unaudited)	iShares® Morningstar Small-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
AAR Corp.(a)	1,976	$79,574
Aerojet Rocketdyne Holdings Inc.	4,504	173,809
Aerovironment Inc.(a)	1,401	79,745
Archer Aviation Inc.(a)(b)	6,806	21,439
Astra Space Inc., Class A(a)(b)	7,537	36,027
Astronics Corp.(a)	1,448	17,419
BWX Technologies Inc.	5,488	244,271
Byrna Technologies Inc.(a)	937	10,223
Curtiss-Wright Corp.	2,344	311,260
Ducommun Inc.(a)	652	28,525
Hexcel Corp.(a)	5,038	262,832
Kaman Corp.	1,618	64,671
Kratos Defense & Security Solutions Inc.(a)	7,381	123,706
Maxar Technologies Inc.(b)	4,328	112,571
Mercury Systems Inc.(a)	3,360	191,251
Momentus Inc.(a)	3,003	10,811
Moog Inc., Class A	1,767	134,716
PAE Inc.(a)	3,693	36,967
Parsons Corp.(a)	1,574	47,928
Redwire Corp.(a)	961	5,161
Rocket Lab USA Inc.(a)	8,549	77,283
Spirit AeroSystems Holdings Inc., Class A	6,254	274,113
Triumph Group Inc.(a)	3,878	70,657
Vectrus Inc.(a)	717	32,989
Virgin Galactic Holdings Inc.(a)	10,721	98,633
		2,546,581
Air Freight & Logistics — 0.2%
Air Transport Services Group Inc.(a)(b)	3,474	93,277
Atlas Air Worldwide Holdings Inc.(a)(b)	1,610	129,331
Forward Air Corp.	1,597	169,761
Hub Group Inc., Class A(a)	2,025	153,333
		545,702
Airlines — 0.6%
Alaska Air Group Inc.(a)	7,482	409,565
Allegiant Travel Co.(a)	900	160,794
Blade Air Mobility Inc.(a)	2,713	16,576
Frontier Group Holdings Inc.(a)(b)	1,916	25,061
Hawaiian Holdings Inc.(a)	3,078	52,634
JetBlue Airways Corp.(a)	18,990	277,824
Joby Aviation Inc.(a)	15,808	65,603
SkyWest Inc.(a)	3,082	117,578
Spirit Airlines Inc.(a)	6,506	139,684
Sun Country Airlines Holdings Inc.(a)	1,858	49,386
Wheels Up Experience Inc.(a)	10,508	40,140
		1,354,845
Auto Components — 1.2%
Adient PLC(a)	5,585	234,402
American Axle & Manufacturing Holdings Inc.(a)	6,898	56,150
Cooper-Standard Holdings Inc.(a)	993	20,446
Dana Inc.	8,553	185,258
Dorman Products Inc.(a)	1,687	157,954
Fox Factory Holding Corp.(a)	2,504	333,207
Garrett Motion Inc.(a)(b)	3,441	24,087
Gentherm Inc.(a)	1,976	172,683
Goodyear Tire & Rubber Co. (The)(a)	16,706	346,315
Holley Inc.(a)	2,155	25,515
LCI Industries	1,496	184,262
Luminar Technologies Inc, Class A(a)(b)	12,964	189,793
Security	Shares	Value

Auto Components (continued)
Modine Manufacturing Co.(a)	3,164	$28,951
Patrick Industries Inc.	1,361	87,648
Standard Motor Products Inc.	1,128	53,997
Stoneridge Inc.(a)	1,588	29,965
Tenneco Inc., Class A(a)	4,552	47,796
Veoneer Inc.(a)(b)	5,994	211,049
Visteon Corp.(a)(b)	1,662	168,710
XL Fleet Corp.(a)	5,969	12,774
XPEL Inc.(a)	999	62,298
		2,633,260
Automobiles — 0.5%
Arcimoto Inc.(a)(b)	1,726	10,546
Canoo Inc.(a)(b)	8,671	53,067
Electric Last Mile Solutions Inc.(a)(b)	2,999	15,625
Faraday Future Intelligent Electric Inc.(a)(b)	10,182	43,579
Fisker Inc, Class A(a)	8,490	100,267
Harley-Davidson Inc.	9,192	317,767
Lordstown Motors Corp., Class A(a)(b)	7,290	21,870
Thor Industries Inc.	3,302	312,336
Winnebago Industries Inc.	1,989	128,330
Workhorse Group Inc.(a)(b)	7,705	26,043
		1,029,430
Banks — 8.4%
1st Source Corp.	1,280	63,846
Allegiance Bancshares Inc.	1,091	48,037
Ameris Bancorp.	4,027	198,571
Associated Banc-Corp.	9,657	230,802
Atlantic Capital Bancshares Inc.(a)	1,375	41,415
Atlantic Union Bankshares Corp.	4,644	189,104
Banc of California Inc.	3,222	62,249
BancFirst Corp.	1,223	91,664
Bancorp. Inc. (The)(a)	2,833	84,480
Bank of Hawaii Corp.	2,588	222,749
Bank of Marin Bancorp., Class A	1,026	38,260
Bank OZK	7,364	345,003
BankUnited Inc.	4,984	208,082
Banner Corp.	1,557	96,705
Berkshire Hills Bancorp. Inc.	2,558	75,691
BOK Financial Corp.	1,858	190,538
Brookline Bancorp. Inc.	3,486	59,611
Byline Bancorp Inc.	1,553	40,378
Cadence Bank	10,193	317,716
Cathay General Bancorp.	5,056	228,329
Central Pacific Financial Corp.	531	15,452
City Holding Co.	657	52,698
Columbia Banking System Inc.	4,143	144,052
Community Bank System Inc.	3,105	221,759
Community Trust Bancorp. Inc.	1,150	50,819
ConnectOne Bancorp. Inc.	2,390	76,504
Customers Bancorp. Inc.(a)	1,792	104,474
CVB Financial Corp.	7,670	168,970
Dime Community Bancshares Inc.	2,200	76,912
Eagle Bancorp. Inc.	1,806	108,306
Eastern Bankshares Inc.	10,341	220,160
Enterprise Financial Services Corp.	2,460	121,868
FB Financial Corp.	2,294	102,129
First BanCorp./Puerto Rico	10,888	158,420
First Bancorp./Southern Pines NC	2,074	91,069
First Bancshares Inc. (The)	1,433	51,688

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Busey Corp.	3,419	$95,322
First Citizens BancShares Inc./NC, Class A	795	619,369
First Commonwealth Financial Corp.	4,054	67,134
First Financial Bancorp.	3,870	97,563
First Financial Bankshares Inc.	7,766	364,924
First Financial Corp./IN	903	40,536
First Foundation Inc.	2,687	70,265
First Hawaiian Inc.	7,951	225,411
First Interstate BancSystem Inc., Class A	2,287	84,047
First Merchants Corp.	3,465	147,020
Flushing Financial Corp.	2,041	48,188
FNB Corp.	20,509	264,976
Fulton Financial Corp.	10,593	190,144
Glacier Bancorp. Inc.	6,548	340,038
Great Western Bancorp.Inc.	3,037	93,783
Hancock Whitney Corp.	5,320	280,470
Hanmi Financial Corp.	1,167	31,369
HarborOne Bancorp Inc.	3,360	47,712
Heartland Financial USA Inc.	2,620	136,319
Heritage Commerce Corp.	4,031	50,226
Heritage Financial Corp./WA	1,430	34,692
Hilltop Holdings Inc.	3,742	123,598
Home BancShares Inc./AR	9,274	218,495
HomeStreet Inc.	1,070	52,163
Hope Bancorp Inc.	5,422	90,819
Horizon Bancorp Inc./IN	2,512	53,581
Independent Bank Corp.	2,773	233,903
Independent Bank Corp./MI	1,582	38,727
Independent Bank Group Inc.	2,316	175,831
International Bancshares Corp.	3,378	141,977
Investors Bancorp. Inc.	13,519	220,630
Lakeland Bancorp. Inc.	3,637	68,848
Lakeland Financial Corp.	1,569	125,410
Live Oak Bancshares Inc.	1,932	113,718
Meta Financial Group Inc.	1,755	104,352
Metropolitan Bank Holding Corp.(a)	616	61,600
Midland States Bancorp. Inc.	1,523	43,969
National Bank Holdings Corp., Class A	1,445	65,603
NBT Bancorp. Inc.	2,022	78,211
Nicolet Bankshares Inc.(a)(b)	796	74,100
Northwest Bancshares Inc.	6,509	91,842
OceanFirst Financial Corp.	3,904	88,621
OFG Bancorp.	2,383	65,938
Old National Bancorp./IN	8,419	154,320
Origin Bancorp Inc.	1,488	63,567
Pacific Premier Bancorp. Inc.	5,451	208,501
PacWest Bancorp.	7,166	332,717
Park National Corp.	924	125,165
Peoples Bancorp. Inc./OH	1,825	60,499
Pinnacle Financial Partners Inc.	4,603	445,156
Popular Inc.	4,921	438,806
Premier Financial Corp.	2,355	70,297
Prosperity Bancshares Inc.	5,662	414,742
QCR Holdings Inc.	974	55,557
Renasant Corp.	3,180	116,960
S&T Bancorp. Inc.	1,625	50,066
Sandy Spring Bancorp. Inc.	2,981	141,031
Seacoast Banking Corp. of Florida	3,475	126,838
ServisFirst Bancshares Inc.	2,959	251,130
Silvergate Capital Corp., Class A(a)	1,779	191,669
Security	Shares	Value

Banks (continued)
Simmons First National Corp., Class A	6,479	$185,299
South State Corp.	4,192	353,847
Southside Bancshares Inc.	1,959	82,082
Sterling Bancorp./DE	11,892	312,641
Stock Yards Bancorp. Inc.	1,550	92,349
Synovus Financial Corp.	8,825	439,132
Texas Capital Bancshares Inc.(a)	3,046	190,984
Tompkins Financial Corp.	840	66,830
Towne Bank/Portsmouth VA	4,488	140,833
TriCo Bancshares	1,802	78,333
TriState Capital Holdings Inc.(a)	1,685	53,229
Triumph Bancorp. Inc.(a)	1,421	124,309
Trustmark Corp.	3,772	122,892
UMB Financial Corp.	2,638	259,711
Umpqua Holdings Corp.	13,294	269,602
United Bankshares Inc./WV	8,355	295,182
United Community Banks Inc./GA	5,243	185,550
Univest Financial Corp.	2,112	63,635
Valley National Bancorp.	25,076	349,058
Veritex Holdings Inc.	2,861	114,869
Washington Trust Bancorp. Inc.	1,207	68,896
Webster Financial Corp.	5,542	314,841
WesBanco Inc.	4,022	142,741
Westamerica Bancorp.	1,491	86,597
Wintrust Financial Corp.	3,470	340,303
		18,240,720
Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	557	234,402
Celsius Holdings Inc.(a)	2,271	108,395
Coca-Cola Consolidated Inc.	276	158,148
Duckhorn Portfolio Inc. (The)(a)	1,859	37,106
MGP Ingredients Inc.	762	57,653
National Beverage Corp.	1,437	64,191
Vintage Wine Estates Inc.(a)	1,726	14,688
Zevia PBC, Class A(a)(b)	637	5,096
		679,679
Biotechnology — 5.7%
4D Molecular Therapeutics Inc.(a)	1,450	22,910
89bio Inc.(a)	475	2,798
Aadi Bioscience Inc.(a)(b)	1,215	23,084
ACADIA Pharmaceuticals Inc.(a)	6,949	156,283
Acumen Pharmaceuticals Inc.(a)	628	3,215
Adagio Therapeutics Inc.(a)(b)	1,123	8,063
Aerovate Therapeutics Inc.(a)	532	6,288
Agenus Inc.(a)	13,924	38,430
Agios Pharmaceuticals Inc.(a)(b)	3,234	99,898
Akebia Therapeutics Inc.(a)	10,641	21,176
Akero Therapeutics Inc.(a)	1,436	25,159
Alaunos Therapeutics Inc.(a)(b)	14,117	15,246
Albireo Pharma Inc.(a)	1,185	33,761
Aldeyra Therapeutics Inc.(a)	3,185	11,689
Alector Inc.(a)	3,530	55,986
Aligos Therapeutics Inc.(a)	1,166	3,720
Alkermes PLC(a)	9,604	244,902
Allakos Inc.(a)	2,094	14,155
Allogene Therapeutics Inc.(a)	4,472	51,204
Allovir Inc.(a)	1,802	14,704
Altimmune Inc.(a)(b)	1,998	16,124
ALX Oncology Holdings Inc.(a)	1,255	20,080

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Amicus Therapeutics Inc.(a)	14,876	$139,983
AnaptysBio Inc.(a)(b)	1,182	37,789
Anavex Life Sciences Corp.(a)(b)	4,594	60,090
Anika Therapeutics Inc.(a)	846	26,903
Annexon Inc.(a)	1,574	11,805
Apellis Pharmaceuticals Inc.(a)	4,793	193,014
Applied Molecular Transport Inc.(a)(b)	1,017	9,580
Arbutus Biopharma Corp.(a)	4,923	13,834
Arcturus Therapeutics Holdings Inc.(a)	1,286	33,603
Arcus Biosciences Inc.(a)	2,709	83,437
Arcutis Biotherapeutics Inc.(a)(b)	1,725	26,065
Arena Pharmaceuticals Inc.(a)	3,648	335,543
Arrowhead Pharmaceuticals Inc.(a)	6,192	326,690
Atara Biotherapeutics Inc.(a)	5,279	81,085
Atossa Therapeutics Inc.(a)	7,929	10,863
Aura Biosciences Inc.(a)	300	5,475
Avid Bioservices Inc.(a)	3,687	69,574
Avidity Biosciences Inc.(a)	2,550	42,381
Avita Medical Inc.(a)(b)	1,564	15,124
Beam Therapeutics Inc.(a)	2,685	185,829
BioAtla Inc.(a)	965	9,225
BioCryst Pharmaceuticals Inc.(a)	10,784	166,613
Bioxcel Therapeutics Inc.(a)	1,178	19,908
Bluebird Bio Inc.(a)	4,137	32,641
Blueprint Medicines Corp.(a)	3,519	271,315
Bolt Biotherapeutics Inc.(a)(b)	840	3,226
Brooklyn ImmunoTherapeutics Inc.(a)	1,676	4,559
C4 Therapeutics Inc.(a)	2,230	54,479
CareDx Inc.(a)	3,137	131,127
Caribou Biosciences Inc.(a)	1,215	13,037
Catalyst Pharmaceuticals Inc.(a)	5,863	33,771
Celldex Therapeutics Inc.(a)	2,789	86,487
CEL-SCI Corp.(a)	2,609	15,758
Century Therapeutics Inc.(a)(b)	609	7,935
Cerevel Therapeutics Holdings Inc.(a)(b)	3,318	86,401
ChemoCentryx Inc.(a)	2,909	78,223
Chimerix Inc.(a)(b)	4,400	25,124
Chinook Therapeutics Inc.(a)	2,676	34,520
Clene Inc.(a)	1,344	3,777
Clovis Oncology Inc.(a)	7,319	14,931
Coherus Biosciences Inc.(a)(b)	3,811	47,104
Cortexyme Inc.(a)(b)	1,025	6,232
Crinetics Pharmaceuticals Inc.(a)	2,326	43,938
CRISPR Therapeutics AG(a)(b)	4,204	268,005
Cue Biopharma Inc.(a)	1,829	13,516
Cullinan Oncology Inc.(a)(b)	1,463	19,721
Curis Inc.(a)	4,790	15,280
Cyteir Therapeutics Inc.(a)	444	2,700
Cytokinetics Inc.(a)(b)	4,990	165,618
CytomX Therapeutics Inc.(a)	3,751	17,255
Day One Biopharmaceuticals Inc.(a)(b)	611	9,012
Deciphera Pharmaceuticals Inc.(a)(b)	2,547	21,471
Denali Therapeutics Inc.(a)	5,517	188,792
DermTech Inc.(a)	1,513	19,382
Design Therapeutics Inc.(a)	811	10,251
Dynavax Technologies Corp.(a)(b)	6,634	86,043
Dyne Therapeutics Inc.(a)	1,556	11,546
Eagle Pharmaceuticals Inc./DE(a)	689	31,653
Editas Medicine Inc.(a)	4,107	78,197
eFFECTOR Therapeutics Inc.(a)	579	3,271
Security	Shares	Value

Biotechnology (continued)
Eliem Therapeutics Inc.(a)(b)	396	$3,580
Emergent BioSolutions Inc.(a)	2,841	132,959
Enanta Pharmaceuticals Inc.(a)	1,103	65,540
Enochian Biosciences Inc.(a)(b)	906	4,448
Entrada Therapeutics Inc.(a)	531	5,878
Epizyme Inc.(a)	5,663	6,965
Erasca Inc.(a)(b)	1,147	13,592
Evelo Biosciences Inc.(a)(b)	1,759	8,285
Exelixis Inc.(a)	18,783	339,972
Fate Therapeutics Inc.(a)	4,815	199,871
FibroGen Inc.(a)	5,095	76,884
Fortress Biotech Inc.(a)(b)	4,864	10,166
G1 Therapeutics Inc.(a)(b)	2,106	21,228
Generation Bio Co.(a)(b)	2,656	17,264
Geron Corp.(a)(b)	19,057	21,344
Global Blood Therapeutics Inc.(a)(b)	3,499	100,946
Gossamer Bio Inc.(a)	3,062	29,365
Graphite Bio Inc.(a)	813	7,593
Greenwich Lifesciences Inc.(a)	240	4,433
Gritstone bio Inc.(a)	3,230	17,636
Halozyme Therapeutics Inc.(a)	8,353	289,097
Heron Therapeutics Inc.(a)(b)	6,256	54,490
Homology Medicines Inc.(a)(b)	2,474	9,203
Humacyte Inc.(a)(b)	3,513	18,900
Humanigen Inc.(a)(b)	2,655	6,850
Icosavax Inc.(a)(b)	731	11,155
Ideaya Biosciences Inc.(a)	1,985	32,891
IGM Biosciences Inc.(a)	464	8,213
Imago Biosciences Inc.(a)	500	10,110
Immuneering Corp., Class A(a)(b)	465	4,650
ImmunityBio Inc.(a)	4,024	23,420
ImmunoGen Inc.(a)	10,915	61,670
Inhibrx Inc.(a)(b)	1,235	32,802
Inmune Bio Inc.(a)	767	7,739
Insmed Inc.(a)(b)	6,989	158,511
Instil Bio Inc.(a)(b)	1,006	11,680
Intercept Pharmaceuticals Inc.(a)(b)	1,461	23,946
Invitae Corp.(a)	12,344	138,747
Ionis Pharmaceuticals Inc.(a)(b)	8,371	266,198
Iovance Biotherapeutics Inc.(a)	8,146	135,631
Ironwood Pharmaceuticals Inc.(a)	9,859	109,928
iTeos Therapeutics Inc.(a)	1,226	44,896
IVERIC bio Inc.(a)(b)	6,394	89,132
Janux Therapeutics Inc.(a)(b)	689	10,493
Jasper Therapeutics Inc.(a)	651	3,079
Jounce Therapeutics Inc.(a)	2,042	15,274
KalVista Pharmaceuticals Inc.(a)	1,211	15,283
Karuna Therapeutics Inc.(a)	1,303	144,711
Karyopharm Therapeutics Inc.(a)(b)	4,256	37,878
Keros Therapeutics Inc.(a)	785	36,400
Kiniksa Pharmaceuticals Ltd., Class A(a)	1,716	19,271
Kinnate Biopharma Inc.(a)	849	9,322
Kodiak Sciences Inc.(a)	1,998	117,283
Kronos Bio Inc.(a)	2,485	22,613
Krystal Biotech Inc.(a)	1,234	72,806
Kura Oncology Inc.(a)	4,051	57,079
Kymera Therapeutics Inc.(a)	2,107	88,494
Lexicon Pharmaceuticals Inc.(a)	4,224	13,390
Ligand Pharmaceuticals Inc.(a)(b)	1,006	125,378
Lineage Cell Therapeutics Inc.(a)(b)	7,951	12,563

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
MacroGenics Inc.(a)	3,331	$41,138
Madrigal Pharmaceuticals Inc.(a)	737	42,436
MannKind Corp.(a)(b)	15,114	56,375
MeiraGTx Holdings PLC(a)	1,525	22,860
Mersana Therapeutics Inc.(a)	4,175	19,915
MiMedx Group Inc.(a)	5,099	25,291
Mirum Pharmaceuticals Inc.(a)	1,041	19,831
Monte Rosa Therapeutics Inc.(a)	703	8,900
Morphic Holding Inc.(a)	1,563	66,318
Myovant Sciences Ltd.(a)	2,554	33,355
Myriad Genetics Inc.(a)	4,735	124,483
Nkarta Inc.(a)	870	8,622
Nurix Therapeutics Inc.(a)	2,420	45,060
Nuvalent Inc., Class A(a)(b)	540	7,285
Ocugen Inc.(a)(b)	12,067	42,838
Olema Pharmaceuticals Inc.(a)	1,787	11,490
Omega Therapeutics Inc.(a)(b)	443	5,032
OPKO Health Inc.(a)	24,707	77,333
Organogenesis Holdings Inc., Class A(a)	3,780	29,068
ORIC Pharmaceuticals Inc.(a)	1,910	18,890
Outlook Therapeutics Inc.(a)(b)	6,204	8,810
Oyster Point Pharma Inc.(a)(b)	666	7,985
Passage Bio Inc.(a)	2,201	11,071
PDS Biotechnology Corp.(a)	1,414	8,427
Pieris Pharmaceuticals Inc.(a)	3,706	13,490
PMV Pharmaceuticals Inc.(a)	1,649	26,483
Praxis Precision Medicines Inc.(a)	2,134	31,711
Precigen Inc.(a)(b)	5,657	14,595
Precision BioSciences Inc.(a)	2,903	13,847
Prelude Therapeutics Inc.(a)(b)	768	7,626
Prometheus Biosciences Inc.(a)	604	21,702
Protagonist Therapeutics Inc.(a)	2,682	78,556
Prothena Corp. PLC(a)	2,142	72,999
PTC Therapeutics Inc.(a)	4,229	170,090
Radius Health Inc.(a)	2,969	22,505
Rallybio Corp.(a)	384	4,669
RAPT Therapeutics Inc.(a)	1,192	25,771
Recursion Pharmaceuticals Inc., Class A(a)(b)	1,478	17,500
REGENXBIO Inc.(a)	2,282	60,245
Relay Therapeutics Inc.(a)(b)	4,537	100,404
REVOLUTION Medicines Inc.(a)	3,671	79,000
Rhythm Pharmaceuticals Inc.(a)	2,348	17,399
Rigel Pharmaceuticals Inc.(a)(b)	10,559	27,031
Rocket Pharmaceuticals Inc.(a)	2,709	45,078
Rubius Therapeutics Inc.(a)(b)	2,533	17,098
Sage Therapeutics Inc.(a)(b)	3,067	120,901
Sana Biotechnology Inc.(a)	4,979	43,616
Sangamo Therapeutics Inc.(a)	7,368	44,429
Sarepta Therapeutics Inc.(a)	5,176	370,446
Scholar Rock Holding Corp.(a)	1,587	28,264
Selecta Biosciences Inc.(a)	5,257	13,142
Seres Therapeutics Inc.(a)	3,791	31,617
Shattuck Labs Inc.(a)	1,725	11,920
Silverback Therapeutics Inc.(a)	1,375	6,696
Sorrento Therapeutics Inc.(a)(b)	18,014	62,148
Spero Therapeutics Inc.(a)	1,703	20,215
SpringWorks Therapeutics Inc.(a)	1,542	85,859
Stoke Therapeutics Inc.(a)	1,303	24,692
Surface Oncology Inc.(a)	2,157	8,089
Sutro Biopharma Inc.(a)	2,640	28,195
Security	Shares	Value

Biotechnology (continued)
Syndax Pharmaceuticals Inc.(a)	2,538	$41,471
Tango Therapeutics Inc.(a)	3,762	32,090
Taysha Gene Therapies Inc.(a)	1,414	11,241
Tenaya Therapeutics Inc.(a)	744	8,868
TG Therapeutics Inc.(a)(b)	7,993	92,479
Travere Therapeutics Inc.(a)	3,091	85,002
Turning Point Therapeutics Inc.(a)	2,980	110,945
Twist Bioscience Corp.(a)	2,950	175,289
Tyra Biosciences Inc.(a)(b)	632	8,286
Ultragenyx Pharmaceutical Inc.(a)(b)	4,070	284,615
Vanda Pharmaceuticals Inc.(a)	3,408	51,665
Vaxart Inc.(a)(b)	7,611	37,674
Veracyte Inc.(a)	4,218	128,269
Verastem Inc.(a)	10,205	15,614
Vericel Corp.(a)	2,820	100,336
Verve Therapeutics Inc.(a)(b)	859	24,756
Viking Therapeutics Inc.(a)	4,456	16,532
Vir Biotechnology Inc.(a)(b)	4,351	149,370
VistaGen Therapeutics Inc.(a)	10,831	17,655
Vor BioPharma Inc.(a)	715	5,899
Xencor Inc.(a)	3,458	118,851
Y-mAbs Therapeutics Inc.(a)	2,098	20,749
Zentalis Pharmaceuticals Inc.(a)	2,218	126,603
		12,363,811
Building Products — 1.2%
AAON Inc.	2,449	157,348
American Woodmark Corp.(a)	980	58,732
Apogee Enterprises Inc.	1,543	68,895
Armstrong World Industries Inc.	2,835	280,722
AZEK Co. Inc. (The)(a)	6,657	219,881
Cornerstone Building Brands Inc.(a)	3,284	48,439
Gibraltar Industries Inc.(a)	1,969	107,901
Griffon Corp.	2,859	64,013
Insteel Industries Inc.	1,158	43,807
Janus International Group Inc.(a)(b)	3,200	33,920
JELD-WEN Holding Inc.(a)(b)	5,525	130,390
Masonite International Corp.(a)(b)	1,430	141,913
PGT Innovations Inc.(a)	3,487	66,218
Quanex Building Products Corp.	2,019	43,994
Resideo Technologies Inc.(a)	8,671	214,867
Simpson Manufacturing Co. Inc.	2,594	292,577
Tecnoglass Inc.	1,257	25,894
UFP Industries Inc.	3,699	295,402
View Inc.(a)(b)	3,922	10,315
Zurn Water Solutions Corp.	7,272	222,087
		2,527,315
Capital Markets — 2.2%
Affiliated Managers Group Inc.	2,427	354,852
Artisan Partners Asset Management Inc., Class A	3,882	167,741
Assetmark Financial Holdings Inc.(a)	1,154	27,684
B. Riley Financial Inc.	954	58,738
Bakkt Holdings Inc.(a)	1,794	7,732
BGC Partners Inc., Class A	19,292	81,412
Blucora Inc.(a)	3,019	48,968
Blue Owl Capital Inc.	19,806	246,189
Bridge Investment Group Holdings Inc., Class A	1,340	28,810
BrightSphere Investment Group Inc.	2,172	46,872
Cohen & Steers Inc.	1,498	125,128
Cowen Inc., Class A	1,640	51,955

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Donnelley Financial Solutions Inc.(a)	1,749	$65,098
Evercore Inc., Class A	2,326	290,331
Federated Hermes Inc.	5,766	190,912
Focus Financial Partners Inc., Class A(a)	3,081	155,159
Freedom Holding Corp./NV(a)(b)	1,007	64,307
GCM Grosvenor Inc., Class A	1,955	17,771
Hamilton Lane Inc., Class A	2,087	188,790
Houlihan Lokey Inc.	3,044	323,516
Interactive Brokers Group Inc., Class A	5,229	356,566
Janus Henderson Group PLC	10,185	375,827
Moelis & Co., Class A	3,637	205,381
Open Lending Corp., Class A(a)	6,092	115,687
Oppenheimer Holdings Inc., Class A, NVS	568	24,078
Perella Weinberg Partners	2,060	22,372
Piper Sandler Cos	843	130,007
PJT Partners Inc., Class A	1,482	102,732
Runway Growth Finance Corp.(b)	420	5,456
Sculptor Capital Management Inc.	1,197	23,461
StepStone Group Inc., Class A	2,873	100,584
Stifel Financial Corp.	6,215	465,504
StoneX Group Inc.(a)	1,063	69,743
Victory Capital Holdings Inc., Class A	1,000	32,670
Virtu Financial Inc., Class A	5,097	157,650
Virtus Investment Partners Inc.	432	113,046
WisdomTree Investments Inc.	6,546	36,723
		4,879,452
Chemicals — 2.4%
AdvanSix Inc.	1,690	71,132
American Vanguard Corp.	1,628	24,697
Amyris Inc.(a)(b)	11,296	51,510
Ashland Global Holdings Inc.	3,358	322,502
Avient Corp.	5,440	270,749
Balchem Corp.	1,934	284,182
Cabot Corp.	3,387	186,251
Chase Corp.	461	43,740
Chemours Co. (The)	9,684	316,764
Danimer Scientific Inc.(a)(b)	5,064	25,371
Diversey Holdings Ltd.(a)(b)	2,785	30,635
Ecovyst Inc.	3,321	33,974
Element Solutions Inc.	12,977	291,204
Ferro Corp.(a)	4,934	107,561
FutureFuel Corp.	1,973	15,389
GCP Applied Technologies Inc.(a)	3,176	101,314
Hawkins Inc.	1,141	42,582
HB Fuller Co.	3,138	225,214
Huntsman Corp.	12,337	442,035
Ingevity Corp.(a)	2,340	154,229
Innospec Inc.	1,461	135,815
Intrepid Potash Inc.(a)(b)	587	22,764
Koppers Holdings Inc.(a)	1,273	38,037
Kraton Corp.(a)	1,933	89,653
Kronos Worldwide Inc.	1,311	18,813
Livent Corp.(a)	9,615	221,241
Loop Industries Inc.(a)	1,391	11,211
Minerals Technologies Inc.	1,990	139,240
NewMarket Corp.	416	140,637
Origin Materials Inc.(a)(b)	6,898	36,146
PureCycle Technologies Inc.(a)	4,441	26,424
Quaker Chemical Corp.	805	168,382
Rayonier Advanced Materials Inc.(a)	3,743	23,319
Security	Shares	Value

Chemicals (continued)
Sensient Technologies Corp.	2,498	$211,681
Stepan Co.	1,288	141,886
Tredegar Corp.	1,626	19,105
Trinseo PLC	2,345	125,551
Tronox Holdings PLC, Class A	6,779	153,883
Valvoline Inc.	10,793	355,521
Zymergen Inc.(a)(b)	998	5,190
		5,125,534
Commercial Services & Supplies — 1.6%
ABM Industries Inc.	4,076	169,929
ACCO Brands Corp.	5,837	47,513
ACV Auctions Inc., Class A(a)(b)	5,538	73,434
ADT Inc.	8,772	66,580
Brady Corp., Class A, NVS	2,929	152,074
BrightView Holdings Inc.(a)	3,046	40,420
Brink's Co.(The)	2,920	203,758
Casella Waste Systems Inc., Class A(a)	2,988	227,028
Cimpress PLC(a)	1,169	78,580
Clean Harbors Inc.(a)	2,970	274,874
CoreCivic Inc.(a)	7,266	73,459
Deluxe Corp.	2,571	77,387
Driven Brands Holdings Inc.(a)	3,327	93,988
GEO Group Inc. (The)	4,896	32,950
Harsco Corp.(a)	4,813	75,564
Healthcare Services Group Inc.	4,496	81,782
HNI Corp.	2,626	110,134
Interface Inc.	3,635	48,200
KAR Auction Services Inc.(a)	7,313	103,991
Kimball International Inc., Class B	2,304	22,625
Matthews International Corp., Class A	1,916	67,290
MillerKnoll Inc.	4,541	175,373
Montrose Environmental Group Inc.(a)	1,607	73,552
MSA Safety Inc.	2,180	299,532
RR Donnelley & Sons Co.(a)	4,489	49,469
Shapeways Holdings Inc.(a)	663	2,122
SP Plus Corp.(a)	1,441	40,607
Steelcase Inc., Class A	5,231	64,551
Stericycle Inc.(a)	5,491	322,541
U.S. Ecology Inc.(a)	1,849	52,844
UniFirst Corp./MA	910	172,982
Viad Corp.(a)	1,207	45,468
VSE Corp.	613	31,619
		3,452,220
Communications Equipment — 0.9%
ADTRAN Inc.	2,936	56,401
Aviat Networks Inc.(a)	586	17,006
CalAmp Corp.(a)	2,229	13,240
Calix Inc.(a)(b)	3,267	164,265
Cambium Networks Corp.(a)	672	16,249
Casa Systems Inc.(a)	1,992	8,825
Clearfield Inc.(a)	709	45,709
CommScope Holding Co. Inc.(a)	12,289	115,394
Comtech Telecommunications Corp.	1,654	33,626
Digi International Inc.(a)	2,101	46,936
Extreme Networks Inc.(a)	7,721	97,979
Harmonic Inc.(a)	6,064	65,249
Infinera Corp.(a)	12,609	106,168
Inseego Corp.(a)	4,702	21,441
Lumentum Holdings Inc.(a)(b)	4,319	438,292

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
NETGEAR Inc.(a)	1,741	$48,173
NetScout Systems Inc.(a)	4,401	138,851
Plantronics Inc.(a)	2,549	67,931
Ribbon Communications Inc.(a)	7,170	32,265
Viasat Inc.(a)(b)	4,381	192,852
Viavi Solutions Inc.(a)	14,192	233,600
		1,960,452
Construction & Engineering — 1.4%
Ameresco Inc., Class A(a)	1,843	93,274
API Group Corp.(a)(b)	11,813	263,430
Arcosa Inc.	2,892	134,941
Argan Inc.	946	35,144
Comfort Systems USA Inc.	2,142	192,309
Construction Partners Inc., Class A(a)	2,176	57,098
Dycom Industries Inc.(a)(b)	1,816	153,071
EMCOR Group Inc.	3,187	379,922
Fluor Corp.(a)	8,397	176,673
Granite Construction Inc.	2,724	98,010
Great Lakes Dredge & Dock Corp.(a)	3,907	53,487
IES Holdings Inc.(a)	543	26,770
Infrastructure and Energy Alternatives Inc.(a)	1,772	15,983
MasTec Inc.(a)	3,417	294,306
MYR Group Inc.(a)	1,007	94,688
NV5 Global Inc.(a)(b)	707	73,945
Primoris Services Corp.	3,209	82,535
Sterling Construction Co. Inc.(a)	1,715	43,578
Tutor Perini Corp.(a)	2,637	31,380
Valmont Industries Inc.	1,268	275,448
WillScot Mobile Mini Holdings Corp.(a)	13,324	493,521
		3,069,513
Construction Materials — 0.3%
Eagle Materials Inc.	2,429	354,270
Forterra Inc.(a)	1,843	43,255
Summit Materials Inc., Class A(a)	7,047	250,591
		648,116
Consumer Finance — 0.9%
Atlanticus Holdings Corp.(a)	325	20,901
Curo Group Holdings Corp.	1,315	18,844
Encore Capital Group Inc.(a)(b)	1,480	95,460
Enova International Inc.(a)	2,176	87,649
EZCORP Inc., Class A, NVS(a)	3,264	19,486
FirstCash Holdings Inc.	2,464	171,741
Green Dot Corp., Class A(a)	3,126	99,125
Katapult Holdings Inc.(a)	3,435	8,828
LendingClub Corp.(a)(b)	6,002	112,597
LendingTree Inc.(a)(b)	694	84,557
Moneylion Inc.(a)	5,517	14,179
Navient Corp.	9,700	169,071
Nelnet Inc., Class A	1,247	110,397
OneMain Holdings Inc.	6,680	345,089
PRA Group Inc.(a)	2,596	120,714
PROG Holdings Inc.(a)	3,378	134,478
Regional Management Corp.	543	27,563
SLM Corp.	17,474	320,473
Sunlight Financial Holdings Inc.(a)	2,177	6,400
World Acceptance Corp.(a)(b)	254	48,001
		2,015,553
Containers & Packaging — 0.6%
Graphic Packaging Holding Co.	16,791	317,518
Security	Shares	Value

Containers & Packaging (continued)
Greif Inc., Class A, NVS	1,627	$96,253
Myers Industries Inc.	2,142	38,706
O-I Glass Inc.(a)	9,490	126,312
Pactiv Evergreen Inc.	2,669	29,226
Ranpak Holdings Corp.(a)	2,425	65,136
Silgan Holdings Inc.	4,982	223,094
Sonoco Products Co.	5,871	332,533
TriMas Corp.	2,566	89,194
		1,317,972
Distributors — 0.0%
Funko Inc., Class A(a)(b)	1,584	27,371

Diversified Consumer Services — 0.9%
2U Inc.(a)(b)	4,510	72,791
Adtalem Global Education Inc.(a)(b)	2,957	86,995
American Public Education Inc.(a)	1,114	23,828
Beachbody Co. Inc. (The)(a)(b)	5,765	10,492
Carriage Services Inc.	894	44,986
Coursera Inc.(a)(b)	5,002	101,591
Duolingo Inc, Class A(a)(b)	343	34,303
European Wax Center Inc., Class A(a)	788	19,259
frontdoor Inc.(a)	5,049	183,279
Graham Holdings Co., Class B	238	141,639
Grand Canyon Education Inc.(a)	2,377	198,907
H&R Block Inc.	10,468	239,299
Houghton Mifflin Harcourt Co.(a)	7,689	138,479
Laureate Education Inc., Class A	6,046	76,482
Mister Car Wash Inc.(a)	2,315	39,818
Nerdy Inc.(a)	3,851	17,175
OneSpaWorld Holdings Ltd.(a)	3,559	36,729
Perdoceo Education Corp.(a)	4,212	46,416
PowerSchool Holdings Inc., Class A(a)	2,454	40,197
Rover Group Inc.(a)	4,479	29,248
Stride Inc.(a)	2,561	89,814
Terminix Global Holdings Inc.(a)	7,197	310,479
Udemy Inc.(a)(b)	901	14,596
Vivint Smart Home Inc.(a)	2,481	17,863
WW International Inc.(a)	3,203	40,358
		2,055,023
Diversified Financial Services — 0.2%
A-Mark Precious Metals Inc.	499	30,888
Cannae Holdings Inc.(a)(b)	5,029	150,216
Compass Diversified Holdings	3,345	84,160
Jackson Financial Inc., Class A	5,586	214,335
		479,599
Diversified Telecommunication Services — 0.6%
Anterix Inc.(a)	1,092	55,976
AST SpaceMobile Inc.(a)(b)	2,360	13,570
Bandwidth Inc., Class A(a)(b)	1,399	87,591
Cogent Communications Holdings Inc.	2,536	161,315
Consolidated Communications Holdings Inc.(a)	4,340	31,205
EchoStar Corp., Class A(a)(b)	2,357	55,837
Frontier Communications Parent Inc.(a)(b)	12,343	329,064
Globalstar Inc.(a)(b)	40,049	42,853
IDT Corp., Class B(a)	1,050	39,407
Iridium Communications Inc.(a)	7,851	281,694
Liberty Latin America Ltd., Class A(a)	2,563	28,039
Liberty Latin America Ltd., Class C, NVS(a)	9,331	100,868
Ooma Inc.(a)	1,279	23,073

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Radius Global Infrastructure Inc., Class A(a)(b)	3,493	$48,064
		1,298,556
Electric Utilities — 1.0%
ALLETE Inc.	3,137	200,235
Hawaiian Electric Industries Inc.	6,506	276,505
IDACORP Inc.	3,002	330,880
MGE Energy Inc.	2,177	168,565
OGE Energy Corp.	11,952	453,220
Otter Tail Corp.	2,500	158,500
PNM Resources Inc.	5,180	232,116
Portland General Electric Co.	5,333	280,196
		2,100,217
Electrical Equipment — 1.2%
Acuity Brands Inc.	2,080	398,382
Advent Technologies Holdings Inc.(a)(b)	2,163	9,171
American Superconductor Corp.(a)	1,542	12,644
Array Technologies Inc.(a)	7,106	74,897
Atkore Inc.(a)	2,740	295,317
AZZ Inc.	1,477	70,276
Babcock & Wilcox Enterprises Inc.(a)	3,383	24,019
Blink Charging Co.(a)(b)	2,205	46,107
Bloom Energy Corp., Class A(a)	8,865	133,684
Encore Wire Corp.	1,208	136,130
EnerSys	2,483	186,051
Enovix Corp.(a)	5,788	93,245
Eos Energy Enterprises Inc.(a)(b)	2,406	9,961
ESS Tech Inc.(a)	3,055	16,650
Fluence Energy Inc.(a)(b)	2,000	37,400
FREYR Battery SA(a)	4,765	43,266
FTC Solar Inc.(a)	1,320	5,570
FuelCell Energy Inc.(a)	21,819	92,513
GrafTech International Ltd.	11,907	124,785
nVent Electric PLC	10,045	347,457
Romeo Power Inc.(a)(b)	5,663	13,365
Shoals Technologies Group Inc., Class A(a)(b)	6,112	103,048
Stem Inc.(a)(b)	7,479	91,842
TPI Composites Inc.(a)	2,256	27,230
Vicor Corp.(a)	1,300	122,629
		2,515,639
Electronic Equipment, Instruments & Components — 2.6%
908 Devices Inc.(a)	833	13,178
Advanced Energy Industries Inc.	2,230	192,181
Aeva Technologies Inc.(a)	5,519	28,864
AEye Inc.(a)	6,147	17,765
Akoustis Technologies Inc.(a)(b)	2,760	16,698
Alpine 4 Holdings Inc.(a)	8,868	14,189
Arlo Technologies Inc.(a)	4,951	43,024
Avnet Inc.	5,887	237,599
Badger Meter Inc.	1,754	177,452
Belden Inc.	2,680	149,946
Benchmark Electronics Inc.	2,141	51,684
Coherent Inc.(a)	1,459	377,122
CTS Corp.	1,969	66,060
ePlus Inc.(a)	1,618	74,380
Evolv Technologies Holdings Inc.(a)	3,223	10,314
Fabrinet(a)	2,201	249,065
FARO Technologies Inc.(a)	1,111	60,338
Identiv Inc.(a)	1,297	25,058
II-VI Inc.(a)(b)	6,310	400,054
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Insight Enterprises Inc.(a)	2,105	$198,186
Itron Inc.(a)	2,720	168,640
Kimball Electronics Inc.(a)	1,565	30,971
Knowles Corp.(a)	5,902	125,181
Lightwave Logic Inc.(a)(b)	5,967	43,022
Littelfuse Inc.	1,471	397,126
Methode Electronics Inc.	2,316	101,974
MicroVision Inc.(a)(b)	9,885	33,708
National Instruments Corp.	7,877	324,690
nLight Inc.(a)	2,611	54,022
Novanta Inc.(a)	2,128	293,877
OSI Systems Inc.(a)	1,009	83,687
Ouster Inc.(a)(b)	4,097	14,421
PAR Technology Corp.(a)	1,506	56,475
PC Connection Inc.	728	31,559
Plexus Corp.(a)	1,682	130,389
Rogers Corp.(a)	1,114	304,066
Sanmina Corp.(a)	3,856	145,834
ScanSource Inc.(a)	1,583	49,358
SmartRent Inc.(a)(b)	5,336	40,981
TD SYNNEX Corp.	2,509	262,366
TTM Technologies Inc.(a)	6,278	84,502
Velodyne Lidar Inc.(a)(b)	5,995	23,440
Vishay Intertechnology Inc.	7,852	162,615
Vontier Corp.	10,067	282,983
		5,649,044
Energy Equipment & Services — 1.1%
Archrock Inc.	8,102	68,381
Aspen Aerogels Inc.(a)	1,488	44,194
Bristow Group Inc.(a)	1,446	47,501
Cactus Inc., Class A	3,543	171,694
ChampionX Corp.(a)	12,099	271,018
Core Laboratories NV(b)	2,775	74,009
DMC Global Inc.(a)	1,165	46,996
Dril-Quip Inc.(a)	2,099	53,084
FTS International Inc., Class A(a)	573	15,099
Helix Energy Solutions Group Inc.(a)	8,911	31,456
Helmerich & Payne Inc.	6,591	189,162
Liberty Oilfield Services Inc., Class A(a)	6,325	76,532
Nabors Industries Ltd.(a)	461	47,718
Newpark Resources Inc.(a)	5,041	17,896
NexTier Oilfield Solutions Inc.(a)	9,669	58,207
Noble Corp.(a)	3,684	90,958
NOV Inc.	23,476	385,476
Oceaneering International Inc.(a)	5,977	77,880
Oil States International Inc.(a)	3,950	24,766
Patterson-UTI Energy Inc.	13,064	130,117
ProPetro Holding Corp.(a)	5,201	54,663
RPC Inc.(a)	4,216	24,917
Select Energy Services Inc., Class A(a)	3,599	24,005
TETRA Technologies Inc.(a)(b)	7,945	23,279
Transocean Ltd.(a)(b)	36,347	114,493
U.S. Silica Holdings Inc.(a)	4,630	44,216
Valaris Ltd.(a)	3,943	163,595
Weatherford International PLC(a)	3,896	116,880
		2,488,192
Entertainment — 0.6%
Cinedigm Corp., Class A(a)	8,359	7,100
Cinemark Holdings Inc.(a)	6,447	97,350

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
CuriosityStream Inc., Class A(a)(b)	1,600	$7,088
IMAX Corp.(a)	3,049	52,595
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	2,242	60,534
Lions Gate Entertainment Corp., Class A(a)(b)	3,819	59,882
Lions Gate Entertainment Corp., Class B, NVS(a)	7,279	106,128
Madison Square Garden Entertainment Corp.(a)(b)	1,515	107,307
Madison Square Garden Sports Corp.(a)(b)	1,018	169,059
Marcus Corp. (The)(a)	1,383	23,304
Playstudios Inc.(a)	4,586	21,279
Redbox Entertainment Inc.(a)(b)	523	2,688
Sciplay Corp., Class A(a)	1,512	18,900
Skillz Inc.(a)(b)	15,525	74,675
Warner Music Group Corp., Class A	6,562	278,885
World Wrestling Entertainment Inc., Class A	2,657	132,691
		1,219,465
Equity Real Estate Investment Trusts (REITs) — 7.1%
Acadia Realty Trust	5,375	106,371
Agree Realty Corp.	4,138	270,542
Alexander & Baldwin Inc.	4,411	101,232
Alexander's Inc.	137	36,068
American Assets Trust Inc.	3,222	115,895
American Campus Communities Inc.	8,315	434,542
American Finance Trust Inc.	7,336	60,595
Apple Hospitality REIT Inc.	12,644	203,948
Armada Hoffler Properties Inc.	3,778	53,005
Ashford Hospitality Trust Inc.(a)	1,959	15,261
Bluerock Residential Growth REIT Inc., Class A	1,651	43,834
Braemar Hotels & Resorts Inc.(a)(b)	3,389	18,131
Brandywine Realty Trust	10,397	133,705
Brixmor Property Group Inc.	17,727	449,557
CareTrust REIT Inc.	5,720	121,321
CatchMark Timber Trust Inc., Class A	3,044	24,961
Centerspace	836	79,738
Chatham Lodging Trust(a)	2,859	37,939
City Office REIT Inc.	2,738	48,819
Community Healthcare Trust Inc.	1,380	62,569
CorePoint Lodging Inc.(a)	2,367	37,186
Corporate Office Properties Trust	6,763	170,833
Cousins Properties Inc.	8,864	341,796
CTO Realty Growth Inc.	355	20,799
DiamondRock Hospitality Co.(a)	12,670	118,465
DigitalBridge Group Inc.(a)	30,544	222,971
Diversified Healthcare Trust	14,641	44,655
Douglas Emmett Inc.	10,477	327,092
EastGroup Properties Inc.	2,429	485,581
Empire State Realty Trust Inc., Class A	8,588	76,605
EPR Properties	4,453	195,798
Equity Commonwealth(a)	7,322	190,665
Essential Properties Realty Trust Inc.	7,259	192,727
Farmland Partners Inc.	1,769	20,149
First Industrial Realty Trust Inc.	7,780	472,868
Four Corners Property Trust Inc.	4,692	127,012
Franklin Street Properties Corp., Class C	5,813	32,262
Getty Realty Corp.	2,322	68,894
Gladstone Commercial Corp.	2,176	50,461
Gladstone Land Corp.	1,836	55,961
Global Medical REIT Inc.	3,612	61,079
Global Net Lease Inc.	6,242	89,510
Healthcare Realty Trust Inc.	8,813	273,379
Healthcare Trust of America Inc., Class A	13,171	428,716
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Hersha Hospitality Trust, Class A(a)	2,121	$19,131
Highwoods Properties Inc.	6,218	268,120
Hudson Pacific Properties Inc.	9,141	216,002
Independence Realty Trust Inc.	6,339	145,734
Industrial Logistics Properties Trust	3,966	90,940
Innovative Industrial Properties Inc.	1,425	282,421
iStar Inc.	4,155	89,208
JBG SMITH Properties	6,825	187,005
Kite Realty Group Trust	13,046	272,401
LTC Properties Inc.	2,357	85,017
LXP Industrial Trust	16,829	250,584
Macerich Co. (The)	12,780	211,381
Monmouth Real Estate Investment Corp.	5,952	124,933
National Health Investors Inc.	2,728	157,760
National Storage Affiliates Trust	4,893	301,213
NETSTREIT Corp.(b)	2,359	53,313
NexPoint Residential Trust Inc.	1,386	109,910
Office Properties Income Trust	2,999	76,415
Omega Healthcare Investors Inc.	14,269	449,188
Outfront Media Inc.	8,686	215,760
Paramount Group Inc.	9,998	86,883
Park Hotels & Resorts Inc.(a)	14,064	255,965
Pebblebrook Hotel Trust(b)	7,845	169,844
Physicians Realty Trust	13,153	240,174
Piedmont Office Realty Trust Inc., Class A	7,551	134,106
Plymouth Industrial REIT Inc.	2,068	59,455
PotlatchDeltic Corp.	3,981	214,138
Preferred Apartment Communities Inc., Class A	3,166	52,809
PS Business Parks Inc.	1,196	199,684
Rayonier Inc.	8,590	313,879
Retail Opportunity Investments Corp.	7,246	134,268
RLJ Lodging Trust	10,168	140,827
RPT Realty	5,044	63,655
Ryman Hospitality Properties Inc.(a)(b)	3,276	289,598
Sabra Health Care REIT Inc.	13,654	185,831
Safehold Inc.(b)	844	52,244
Seritage Growth Properties, Class A(a)(b)	2,228	23,082
Service Properties Trust	9,918	84,799
SITE Centers Corp.	10,945	162,095
SL Green Realty Corp.	3,973	288,122
Spirit Realty Capital Inc.	7,363	349,448
STAG Industrial Inc.	10,450	446,529
Summit Hotel Properties Inc.(a)	6,349	59,808
Sunstone Hotel Investors Inc.(a)	13,297	150,389
Tanger Factory Outlet Centers Inc.	6,206	105,564
Terreno Realty Corp.	4,467	333,998
UMH Properties Inc.	2,708	63,909
Uniti Group Inc.	14,263	172,012
Universal Health Realty Income Trust	793	46,232
Urban Edge Properties	6,746	123,047
Urstadt Biddle Properties Inc., Class A	1,901	37,431
Veris Residential Inc.(a)	4,857	80,141
Washington REIT	5,095	125,439
Whitestone REIT	2,863	29,231
Xenia Hotels & Resorts Inc.(a)	6,965	120,773
		15,525,342
Food & Staples Retailing — 1.0%
Andersons Inc. (The)	1,879	71,590
BJ's Wholesale Club Holdings Inc.(a)	8,154	501,227
Casey's General Stores Inc.	2,215	415,999

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Chefs' Warehouse Inc. (The)(a)	1,918	$57,233
Grocery Outlet Holding Corp.(a)(b)	5,266	133,651
Ingles Markets Inc., Class A	848	65,237
Performance Food Group Co.(a)	9,214	388,739
PriceSmart Inc.	1,425	101,759
Rite Aid Corp.(a)(b)	3,317	35,193
SpartanNash Co.	2,160	53,071
Sprouts Farmers Market Inc.(a)(b)	6,647	180,400
United Natural Foods Inc.(a)	3,358	130,223
Weis Markets Inc.	976	58,794
		2,193,116
Food Products — 1.6%
AppHarvest Inc.(a)(b)	3,903	11,670
B&G Foods Inc.	3,961	123,187
Benson Hill Inc.(a)	7,976	26,959
Beyond Meat Inc.(a)(b)	3,570	232,514
Calavo Growers Inc.	1,073	44,433
Flowers Foods Inc.	11,831	332,806
Fresh Del Monte Produce Inc.	2,061	57,358
Freshpet Inc.(a)(b)	2,580	240,017
Hain Celestial Group Inc. (The)(a)	5,533	202,121
Hostess Brands Inc.(a)	8,220	168,674
Ingredion Inc.	3,960	375,012
J&J Snack Foods Corp.	901	136,673
John B Sanfilippo & Son Inc.	532	42,081
Lancaster Colony Corp.	1,191	189,095
Mission Produce Inc.(a)	2,230	31,822
Pilgrim's Pride Corp.(a)	2,916	81,561
Post Holdings Inc.(a)	3,484	368,677
Sanderson Farms Inc.	1,259	231,656
Seaboard Corp.	16	61,120
Simply Good Foods Co. (The)(a)	5,064	178,405
Sovos Brands Inc.(a)	1,338	19,628
Tattooed Chef Inc.(a)(b)	2,715	34,481
Tootsie Roll Industries Inc.	1,035	35,138
TreeHouse Foods Inc.(a)	3,311	128,235
Utz Brands Inc.	3,731	60,106
Vita Coco Co. Inc. (The)(a)	735	8,019
Vital Farms Inc.(a)(b)	1,461	24,150
Whole Earth Brands Inc.(a)(b)	2,315	21,946
		3,467,544
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	1,060	144,382
Macquarie Infrastructure Holdings LLC	4,447	16,054
National Fuel Gas Co.	5,433	329,946
New Jersey Resources Corp.	5,738	230,725
Northwest Natural Holding Co.	1,896	89,757
ONE Gas Inc.	3,200	249,248
South Jersey Industries Inc.	6,703	167,709
Southwest Gas Holdings Inc.	3,595	245,107
Spire Inc.	3,076	202,770
		1,675,698
Health Care Equipment & Supplies — 3.0%
Accuray Inc.(a)	5,632	20,557
Alphatec Holdings Inc.(a)(b)	3,958	40,926
AngioDynamics Inc.(a)	2,352	50,874
Artivion Inc.(a)	2,377	42,311
Asensus Surgical Inc.(a)(b)	13,805	12,242
Aspira Women's Health Inc.(a)(b)	3,601	4,357
Security	Shares	Value

Health Care Equipment & Supplies (continued)
AtriCure Inc.(a)(b)	2,759	$181,101
Atrion Corp.	85	51,460
Avanos Medical Inc.(a)	2,842	85,999
Axogen Inc.(a)(b)	2,515	21,906
Axonics Inc.(a)	2,780	131,855
BioLife Solutions Inc.(a)	1,759	52,489
Bioventus Inc., Class A(a)	1,254	16,340
Butterfly Network Inc.(a)(b)	7,900	45,820
Cardiovascular Systems Inc.(a)	2,438	42,836
Cerus Corp.(a)	10,489	56,221
ClearPoint Neuro Inc.(a)	969	8,556
CONMED Corp.	1,737	238,976
CryoPort Inc.(a)	2,769	115,661
Cutera Inc.(a)	994	36,191
CVRx Inc.(a)	437	3,627
Eargo Inc.(a)	1,402	6,744
Envista Holdings Corp.(a)	9,635	416,617
Establishment Labs Holdings Inc.(a)(b)	1,307	68,408
Figs Inc., Class A(a)	2,153	48,399
Glaukos Corp.(a)	2,807	149,445
Globus Medical Inc., Class A(a)	4,720	314,966
Haemonetics Corp.(a)	3,037	146,839
Heska Corp.(a)	641	88,189
ICU Medical Inc.(a)	1,187	253,258
Inari Medical Inc.(a)	1,914	140,794
Inogen Inc.(a)	1,178	35,022
Integer Holdings Corp.(a)	1,962	153,840
Integra LifeSciences Holdings Corp.(a)	4,315	279,353
Intersect ENT Inc.(a)	2,022	55,403
iRhythm Technologies Inc.(a)	1,749	218,328
Lantheus Holdings Inc.(a)	4,101	104,206
LeMaitre Vascular Inc.	1,154	48,826
LivaNova PLC(a)	3,161	237,423
Meridian Bioscience Inc.(a)	2,585	53,897
Merit Medical Systems Inc.(a)	3,018	167,348
Mesa Laboratories Inc.	314	89,280
Natus Medical Inc.(a)	2,076	47,831
Neogen Corp.(a)	6,418	234,064
Nevro Corp.(a)(b)	2,073	136,196
NuVasive Inc.(a)	3,113	161,907
OraSure Technologies Inc.(a)	4,270	37,789
Ortho Clinical Diagnostics Holdings PLC(a)	6,752	117,215
Orthofix Medical Inc.(a)(b)	1,214	36,906
OrthoPediatrics Corp.(a)	857	40,527
Outset Medical Inc.(a)(b)	2,428	90,297
Owlet Inc.(a)	4,151	7,679
PAVmed Inc.(a)	4,482	7,709
PROCEPT BioRobotics Corp.(a)	411	7,620
Pulmonx Corp.(a)	2,092	50,940
Quidel Corp.(a)(b)	2,255	233,077
Retractable Technologies Inc.(a)(b)	1,171	6,394
RxSight Inc.(a)(b)	457	4,702
SeaSpine Holdings Corp.(a)	1,898	22,738
Senseonics Holdings Inc.(a)(b)	24,578	65,869
Shockwave Medical Inc.(a)	2,100	304,437
SI-BONE Inc.(a)	1,637	32,249
Sientra Inc.(a)	3,534	9,931
Sight Sciences Inc.(a)	592	8,661
Silk Road Medical Inc.(a)	2,102	68,967
SmileDirectClub Inc.(a)(b)	6,394	16,369

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
STAAR Surgical Co.(a)	2,833	$206,016
Stereotaxis Inc.(a)	2,656	14,635
Surmodics Inc.(a)	855	39,056
Tactile Systems Technology Inc.(a)	1,215	19,161
TransMedics Group Inc.(a)	1,675	26,582
Treace Medical Concepts Inc.(a)	744	13,496
Vapotherm Inc.(a)	1,392	22,509
Varex Imaging Corp.(a)	2,374	61,961
Vicarious Surgical Inc., Class A, NVS(a)(b)	2,107	13,548
ViewRay Inc.(a)	8,554	37,210
Zynex Inc.(b)	1,234	9,773
		6,550,911
Health Care Providers & Services — 2.7%
1Life Healthcare Inc.(a)(b)	10,072	112,404
Acadia Healthcare Co. Inc.(a)	5,354	281,888
Accolade Inc.(a)	3,473	66,334
AdaptHealth Corp.(a)	5,744	108,562
Addus HomeCare Corp.(a)	952	75,998
Agiliti Inc.(a)	1,631	31,201
Alignment Healthcare Inc.(a)	1,716	13,042
Amedisys Inc.(a)	1,938	261,824
AMN Healthcare Services Inc.(a)	2,813	285,069
Apollo Medical Holdings Inc.(a)(b)	2,263	116,499
Apria Inc.(a)	433	16,199
ATI Physical Therapy Inc.(a)(b)	2,937	9,281
Aveanna Healthcare Holdings Inc.(a)	2,493	13,687
Brookdale Senior Living Inc.(a)	11,226	59,386
Cano Health Inc.(a)(b)	10,707	61,886
CareMax Inc.(a)	3,613	22,401
Castle Biosciences Inc.(a)	1,414	61,155
Clover Health Investments Corp.(a)	16,125	41,603
Community Health Systems Inc.(a)	7,415	94,096
CorVel Corp.(a)	558	98,275
Covetrus Inc.(a)	6,099	110,209
Cross Country Healthcare Inc.(a)	2,193	47,171
Encompass Health Corp.	5,941	368,580
Ensign Group Inc. (The)	3,115	234,964
Fulgent Genetics Inc.(a)(b)	1,152	73,578
Hanger Inc.(a)	2,236	40,539
HealthEquity Inc.(a)	5,014	267,948
Hims & Hers Health Inc.(a)	7,473	36,468
Innovage Holding Corp.(a)(b)	1,151	6,008
Joint Corp. (The)(a)	863	46,637
LHC Group Inc.(a)	1,891	234,673
LifeStance Health Group Inc.(a)(b)	2,377	18,137
MEDNAX Inc.(a)	5,201	127,164
ModivCare Inc.(a)	740	85,788
National HealthCare Corp.	779	50,947
Option Care Health Inc.(a)	8,222	192,148
Owens & Minor Inc.(b)	4,494	189,152
Patterson Companies Inc.	5,171	148,356
Pennant Group Inc. (The)(a)	1,622	26,958
PetIQ Inc.(a)	1,553	31,743
Premier Inc., Class A	7,245	276,904
Privia Health Group Inc.(a)(b)	1,595	33,942
Progyny Inc.(a)	4,120	166,860
R1 RCM Inc.(a)(b)	7,922	188,385
RadNet Inc.(a)	2,682	69,061
Select Medical Holdings Corp.	6,368	147,929
Signify Health Inc., Class A(a)(b)	1,462	19,488
Security	Shares	Value

Health Care Providers & Services (continued)
Surgery Partners Inc.(a)	2,131	$90,930
Talkspace Inc.(a)(b)	5,415	8,014
Tenet Healthcare Corp.(a)	6,376	472,589
Tivity Health Inc.(a)	2,696	68,586
Triple-S Management Corp.(a)	1,418	51,034
U.S. Physical Therapy Inc.	759	73,448
		5,835,128
Health Care Technology — 1.2%
Allscripts Healthcare Solutions Inc.(a)	7,294	147,485
American Well Corp., Class A(a)(b)	11,589	54,816
Certara Inc.(a)(b)	6,169	164,897
Change Healthcare Inc.(a)	15,065	296,479
Computer Programs & Systems Inc.(a)	897	25,403
Convey Health Solutions Holdings Inc.(a)	787	6,131
Definitive Healthcare Corp.(a)(b)	1,609	35,205
Doximity Inc., Class A(a)(b)	2,897	132,016
Evolent Health Inc., Class A(a)	4,799	113,784
Health Catalyst Inc.(a)	3,069	91,610
HealthStream Inc.(a)	1,532	37,304
Inspire Medical Systems Inc.(a)	1,629	360,481
Multiplan Corp.(a)(b)	14,398	58,024
NextGen Healthcare Inc.(a)	3,475	67,102
Omnicell Inc.(a)	2,612	392,166
OptimizeRx Corp.(a)	1,063	47,761
Phreesia Inc.(a)	3,044	94,942
Schrodinger Inc.(a)	2,811	79,692
Sema4 Holdings Corp.(a)	7,552	25,828
Sharecare Inc.(a)	17,163	58,526
Simulations Plus Inc.	960	40,819
Tabula Rasa HealthCare Inc.(a)(b)	1,426	15,387
Vocera Communications Inc.(a)	2,078	164,183
		2,510,041
Hotels, Restaurants & Leisure — 3.0%
Accel Entertainment Inc.(a)(b)	3,354	42,294
Bally's Corp.(a)	1,792	64,046
BJ's Restaurants Inc.(a)	1,426	42,908
Bloomin' Brands Inc.(a)	4,899	99,597
Boyd Gaming Corp.(a)	4,879	290,105
Brinker International Inc.(a)	2,692	89,401
Century Casinos Inc.(a)	1,744	17,353
Cheesecake Factory Inc. (The)(a)	2,889	103,080
Choice Hotels International Inc.	1,971	282,641
Chuy's Holdings Inc.(a)(b)	1,237	31,185
Cracker Barrel Old Country Store Inc.	1,402	167,034
Dave & Buster's Entertainment Inc.(a)	2,340	83,749
Del Taco Restaurants Inc.	1,972	24,591
Denny's Corp.(a)	3,723	57,707
Dine Brands Global Inc.	1,042	70,700
Dutch Bros. Inc.(a)(b)	1,412	73,636
El Pollo Loco Holdings Inc.(a)	1,252	16,702
Esports Technologies Inc.(a)	142	1,707
Everi Holdings Inc.(a)	5,461	107,964
F45 Training Holdings Inc.(a)	1,171	14,649
First Watch Restaurant Group Inc.(a)	514	7,731
Full House Resorts Inc.(a)	1,984	17,519
GAN Ltd.(a)(b)	2,433	16,763
Golden Entertainment Inc.(a)	1,214	54,606
Golden Nugget Online Gaming Inc.(a)	2,477	19,915
Hilton Grand Vacations Inc.(a)	5,302	259,056

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp., Class A(a)	3,003	$275,105
Inspired Entertainment Inc.(a)(b)	1,346	17,363
Jack in the Box Inc.	1,310	119,275
Krispy Kreme Inc.(b)	1,687	25,288
Kura Sushi USA Inc., Class A(a)	249	11,491
Life Time Group Holdings Inc.(a)	2,173	32,638
Lindblad Expeditions Holdings Inc.(a)(b)	1,877	31,665
Marriott Vacations Worldwide Corp.	2,546	413,419
Membership Collective Group Inc., Class A(a)(b)	1,818	16,126
Monarch Casino & Resort Inc.(a)	806	49,891
Noodles & Co.(a)	2,073	17,434
ONE Group Hospitality Inc. (The)(a)	1,415	17,829
Papa John's International Inc.	1,923	237,394
Planet Fitness Inc., Class A(a)	4,956	439,300
PlayAGS Inc.(a)	1,781	13,874
Portillo's Inc., Class A(a)(b)	1,208	32,072
RCI Hospitality Holdings Inc.	485	33,887
Red Robin Gourmet Burgers Inc.(a)	1,028	15,163
Red Rock Resorts Inc., Class A	3,162	140,772
Rush Street Interactive Inc.(a)(b)	3,157	32,012
Ruth's Hospitality Group Inc.(a)	1,841	36,875
Scientific Games Corp./DE, Class A(a)	5,745	331,486
SeaWorld Entertainment Inc.(a)	3,055	182,017
Shake Shack Inc., Class A(a)	2,326	153,679
Six Flags Entertainment Corp.(a)	4,597	181,536
Texas Roadhouse Inc.	4,158	355,052
Travel + Leisure Co.	5,142	292,066
Wendy's Co. (The)	10,549	242,943
Wingstop Inc.	1,783	273,245
Wyndham Hotels & Resorts Inc.	5,568	467,434
Xponential Fitness Inc., Class A(a)(b)	596	10,406
		6,555,376
Household Durables — 1.6%
Beazer Homes USA Inc.(a)	1,783	32,522
Cavco Industries Inc.(a)	509	137,145
Century Communities Inc.	1,766	116,291
Cricut Inc., Class A(a)(b)	2,170	42,923
Dream Finders Homes Inc., Class A(a)(b)	1,083	20,187
Ethan Allen Interiors Inc.	1,286	32,420
GoPro Inc., Class A(a)(b)	7,552	66,911
Green Brick Partners Inc.(a)	2,878	68,151
Helen of Troy Ltd.(a)	1,442	301,854
Hovnanian Enterprises Inc., Class A(a)	287	27,804
Installed Building Products Inc.	1,387	153,666
iRobot Corp.(a)	1,610	105,487
KB Home	5,075	214,419
La-Z-Boy Inc.	2,606	95,666
Leggett & Platt Inc.	7,967	317,485
LGI Homes Inc.(a)	1,268	157,879
Lovesac Co. (The)(a)	813	43,780
M/I Homes Inc.(a)	1,734	91,885
MDC Holdings Inc.	3,346	169,609
Meritage Homes Corp.(a)	2,221	226,609
Purple Innovation Inc., Class A(a)(b)	3,513	29,228
Skyline Champion Corp.(a)	3,144	211,717
Snap One Holdings Corp.(a)	789	14,841
Sonos Inc.(a)	7,556	190,562
Taylor Morrison Home Corp.(a)	7,306	224,221
Traeger Inc.(a)	1,407	14,337
Tri Pointe Homes Inc.(a)	6,628	157,813
Security	Shares	Value

Household Durables (continued)
Tupperware Brands Corp.(a)	3,008	$46,383
Universal Electronics Inc.(a)	817	28,995
Vizio Holding Corp., Class A(a)(b)	2,158	31,032
Vuzix Corp.(a)(b)	3,549	23,175
Weber Inc., Class A(b)	1,069	11,588
		3,406,585
Household Products — 0.4%
Central Garden & Pet Co.(a)	583	27,045
Central Garden & Pet Co., Class A, NVS(a)	2,422	104,945
Energizer Holdings Inc.	3,775	141,978
Reynolds Consumer Products Inc.	3,285	99,437
Spectrum Brands Holdings Inc.	2,533	226,400
WD-40 Co.	822	182,698
		782,503
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Inc., Class A	2,100	64,785
Clearway Energy Inc., Class C	4,847	163,247
Ormat Technologies Inc.	2,664	181,578
Sunnova Energy International Inc.(a)(b)	5,590	109,900
		519,510
Insurance — 2.7%
Ambac Financial Group Inc.(a)	2,959	41,929
American Equity Investment Life Holding Co.	4,918	202,327
American National Group Inc.	776	146,501
AMERISAFE Inc.	1,319	69,274
Argo Group International Holdings Ltd.	2,184	124,008
Assured Guaranty Ltd.	4,207	224,191
Axis Capital Holdings Ltd.	4,628	263,703
Brighthouse Financial Inc.(a)	4,787	260,652
BRP Group Inc., Class A(a)	3,240	98,885
CNO Financial Group Inc.	7,562	188,596
Employers Holdings Inc.	1,020	39,882
Enstar Group Ltd.(a)	754	199,870
Genworth Financial Inc., Class A(a)	27,811	108,463
GoHealth Inc., Class A(a)	4,033	11,131
Goosehead Insurance Inc., Class A	1,188	117,113
Hanover Insurance Group Inc. (The)	2,176	300,201
HCI Group Inc.	492	33,392
Hippo Holdings Inc.(a)	22,274	46,775
Horace Mann Educators Corp.	1,984	75,412
James River Group Holdings Ltd.	2,320	65,702
Kemper Corp.	3,603	216,108
Kinsale Capital Group Inc.	1,279	256,209
Lemonade Inc.(a)(b)	2,302	73,503
MBIA Inc.(a)	2,937	40,149
Mercury General Corp.	1,651	90,244
MetroMile Inc.(a)(b)	4,679	7,767
National Western Life Group Inc., Class A	138	29,514
Oscar Health Inc., Class A(a)(b)	2,325	15,578
Primerica Inc.	2,382	367,638
ProAssurance Corp.	2,298	55,060
RenaissanceRe Holdings Ltd.	2,750	432,218
RLI Corp.	2,405	251,996
Ryan Specialty Group Holdings Inc., Class A(a)	3,522	131,758
Safety Insurance Group Inc.	597	49,151
Selective Insurance Group Inc.	3,650	287,985
Selectquote Inc.(a)	7,600	56,164
SiriusPoint Ltd.(a)	5,641	47,779
State Auto Financial Corp.	1,072	55,422

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Stewart Information Services Corp.	1,375	$98,216
Trupanion Inc.(a)(b)	2,044	194,691
Universal Insurance Holdings Inc.	1,747	30,118
Unum Group	12,334	313,037
White Mountains Insurance Group Ltd.	183	190,496
		5,908,808
Interactive Media & Services — 0.7%
Angi Inc.(a)(b)	4,650	39,897
Bumble Inc., Class A(a)(b)	4,298	126,834
Cargurus Inc.(a)	5,258	167,730
Cars.com Inc.(a)	3,947	61,494
Eventbrite Inc., Class A(a)	4,600	65,918
EverQuote Inc., Class A(a)	1,215	19,999
fuboTV Inc.(a)(b)	8,621	92,589
Liberty TripAdvisor Holdings Inc., Class A(a)	4,229	9,515
MediaAlpha Inc., Class A(a)	1,289	19,142
Outbrain Inc.(a)(b)	479	6,045
QuinStreet Inc.(a)	2,936	47,240
TripAdvisor Inc.(a)	5,895	160,049
TrueCar Inc.(a)	5,309	18,263
Vimeo Inc.(a)	9,287	136,055
Yelp Inc.(a)	4,091	141,303
Ziff Davis Inc.(a)	2,878	302,363
ZipRecruiter Inc.(a)	682	14,793
		1,429,229
Internet & Direct Marketing Retail — 0.5%
1-800-Flowers.com Inc., Class A(a)	1,624	27,657
1847 Goedeker Inc.(a)(b)	6,072	13,723
1stdibs.com Inc.(a)	361	3,718
BARK Inc.(a)(b)	4,651	17,534
CarParts.com Inc.(a)(b)	2,777	25,549
Duluth Holdings Inc., Class B(a)	752	11,340
Groupon Inc.(a)	1,269	38,755
Lands' End Inc.(a)(b)	773	14,169
Liquidity Services Inc.(a)	1,626	30,943
Overstock.com Inc.(a)(b)	2,564	122,918
PetMed Express Inc.	1,202	31,048
Porch Group Inc.(a)	4,534	47,834
Poshmark Inc., Class A(a)	2,173	34,355
Quotient Technology Inc.(a)	5,046	35,877
Qurate Retail Inc., Series A	21,267	149,507
RealReal Inc. (The)(a)(b)	4,885	46,163
Rent the Runway Inc.(a)	1,000	5,770
Revolve Group Inc.(a)	2,369	116,839
Shutterstock Inc.	1,395	135,273
Stitch Fix Inc., Class A(a)(b)	4,951	81,345
ThredUp Inc., Class A(a)	3,119	28,913
Xometry Inc., Class A(a)(b)	425	21,930
		1,041,160
IT Services — 2.1%
AgileThought Inc.(a)	1,298	5,776
Alliance Data Systems Corp.	2,995	206,775
BigCommerce Holdings Inc., Series 1(a)	3,553	116,148
Brightcove Inc.(a)	2,377	22,415
Cantaloupe Inc.(a)	3,465	29,106
Cass Information Systems Inc.	740	30,103
Conduent Inc.(a)	9,746	46,099
CSG Systems International Inc.	1,942	110,247
Cyxtera Technologies Inc.(a)	1,916	22,935
Security	Shares	Value

IT Services (continued)
Euronet Worldwide Inc.(a)	3,156	$422,557
EVERTEC Inc.	3,531	154,093
Evo Payments Inc., Class A(a)	2,909	70,165
ExlService Holdings Inc.(a)	1,975	238,027
Fastly Inc., Class A(a)	6,377	182,765
Flywire Corp.(a)	641	18,070
GreenBox POS(a)	1,154	4,443
Grid Dynamics Holdings Inc.(a)	2,719	72,461
Hackett Group Inc. (The)	1,651	31,600
I3 Verticals Inc., Class A(a)	1,274	29,480
Information Services Group Inc.	2,131	13,766
International Money Express Inc.(a)	1,970	31,540
Limelight Networks Inc.(a)(b)	7,990	34,117
LiveRamp Holdings Inc.(a)	4,081	182,217
Marqeta Inc., Class A(a)	13,844	163,359
Maximus Inc.	3,674	284,074
MoneyGram International Inc.(a)(b)	5,507	48,296
Paya Holdings Inc., Class A(a)	4,870	31,898
Paymentus Holdings Inc., Class A(a)(b)	757	19,894
Payoneer Global Inc.(a)(b)	11,488	59,967
Perficient Inc.(a)	1,964	205,866
Rackspace Technology Inc.(a)	3,748	46,887
Repay Holdings Corp.(a)	4,476	80,076
Sabre Corp.(a)	19,453	177,995
Shift4 Payments Inc., Class A(a)(b)	2,841	149,778
SolarWinds Corp.	2,685	36,516
Squarespace Inc., Class A(a)	1,671	55,377
Switch Inc., Class A	7,908	202,682
TaskUS Inc., Class A(a)	1,624	51,968
Toast Inc.(a)(b)	4,414	100,992
TTEC Holdings Inc.	1,088	87,138
Tucows Inc., Class A(a)(b)	570	45,030
Unisys Corp.(a)	4,063	74,150
Verra Mobility Corp.(a)(b)	7,648	121,144
WEX Inc.(a)(b)	2,663	428,690
		4,546,682
Leisure Products — 0.6%
Acushnet Holdings Corp.	2,056	96,015
American Outdoor Brands Inc.(a)	825	13,678
AMMO Inc.(a)(b)	5,267	24,439
Callaway Golf Co.(a)	6,945	165,708
Clarus Corp.	1,571	35,395
Genius Brands International Inc.(a)(b)	18,240	16,046
Hayward Holdings Inc.(a)(b)	2,519	49,599
Johnson Outdoors Inc., Class A	450	40,599
Latham Group Inc.(a)(b)	1,932	32,226
Malibu Boats Inc., Class A(a)(b)	1,229	80,696
MasterCraft Boat Holdings Inc.(a)(b)	1,109	28,202
Nautilus Inc.(a)(b)	1,964	10,016
Polaris Inc.	3,388	381,455
Smith & Wesson Brands Inc.	2,882	49,225
Solo Brands Inc., Class A(a)(b)	772	8,615
Sturm Ruger & Co. Inc.	1,060	71,264
Vinco Ventures Inc.(a)(b)	6,439	21,184
Vista Outdoor Inc.(a)	3,422	132,021
		1,256,383
Life Sciences Tools & Services — 0.7%
23andMe Holding Co., Class A(a)	4,988	23,294
Absci Corp.(a)(b)	722	4,859

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Adaptive Biotechnologies Corp.(a)	6,447	$112,436
Akoya Biosciences Inc.(a)	404	4,589
Alpha Teknova Inc.(a)	353	5,570
Berkeley Lights Inc.(a)	2,525	24,518
BioNano Genomics Inc.(a)(b)	16,918	37,558
ChromaDex Corp.(a)	3,252	9,138
Codexis Inc.(a)(b)	3,517	72,099
Cytek Biosciences Inc.(a)	852	12,405
Fluidigm Corp.(a)(b)	4,211	13,770
Inotiv Inc.(a)	861	27,543
Maravai LifeSciences Holdings Inc., Class A(a)	6,487	187,604
Medpace Holdings Inc.(a)	1,710	303,457
NanoString Technologies Inc.(a)(b)	2,753	95,584
Nautilus Biotechnology Inc.(a)	2,896	11,352
NeoGenomics Inc.(a)	7,357	165,827
Pacific Biosciences of California Inc.(a)	13,118	146,659
Personalis Inc.(a)	2,204	25,104
Quanterix Corp.(a)	2,035	61,945
Quantum-Si Inc.(a)(b)	4,803	23,006
Rapid Micro Biosystems Inc., Cass A(a)	490	3,494
Seer Inc., Class A(a)(b)	2,119	33,332
Singular Genomics Systems Inc.(a)	626	4,852
Sotera Health Co.(a)(b)	5,828	125,360
		1,535,355
Machinery — 3.5%
Agrify Corp.(a)	1,067	6,605
Alamo Group Inc.	597	84,087
Albany International Corp., Class A	1,918	160,556
Allison Transmission Holdings Inc.	6,187	235,044
Altra Industrial Motion Corp.	3,891	187,858
Astec Industries Inc.	1,381	87,404
Barnes Group Inc.	2,798	126,386
Berkshire Grey Inc., Class A(a)	2,372	8,207
Blue Bird Corp.(a)(b)	988	15,324
Chart Industries Inc.(a)(b)	2,120	258,364
CIRCOR International Inc.(a)	1,249	34,685
Colfax Corp.(a)	8,054	331,181
Columbus McKinnon Corp./NY	1,740	75,307
Commercial Vehicle Group Inc.(a)	1,800	13,932
Crane Co.	2,965	306,907
Desktop Metal Inc., Class A(a)	11,035	45,133
Douglas Dynamics Inc.	1,408	51,434
Energy Recovery Inc.(a)	2,315	45,328
Enerpac Tool Group Corp.	3,624	64,688
EnPro Industries Inc.	1,244	130,645
ESCO Technologies Inc.	1,549	123,579
Evoqua Water Technologies Corp.(a)	7,179	290,750
Federal Signal Corp.	3,700	144,374
Flowserve Corp.	7,787	254,012
Franklin Electric Co. Inc.	2,329	202,157
Gates Industrial Corp. PLC(a)	5,800	89,726
Gorman-Rupp Co. (The)	1,318	52,865
Greenbrier Companies Inc. (The)	1,947	78,581
Helios Technologies Inc.	1,927	147,666
Hillenbrand Inc.	4,361	202,699
Hillman Solutions Corp.(a)	5,841	52,394
Hydrofarm Holdings Group Inc.(a)(b)	2,141	41,985
Hyster-Yale Materials Handling Inc.	578	25,946
Hyzon Motors Inc.(a)	5,228	26,558
Ideanomics Inc.(a)(b)	26,053	27,877
Security	Shares	Value

Machinery (continued)
John Bean Technologies Corp.	1,885	$254,475
Kadant Inc.	699	146,077
Kennametal Inc.	5,020	173,541
Lightning eMotors Inc.(a)	1,524	6,873
Lindsay Corp.	649	81,936
Manitowoc Co. Inc. (The)(a)(b)	2,121	38,708
Markforged Holding Corp.(a)	3,943	18,650
Meritor Inc.(a)	4,222	97,317
Microvast Holdings Inc.(a)(b)	14,085	78,031
Mueller Industries Inc.	3,407	176,006
Mueller Water Products Inc., Class A	9,540	122,589
Nikola Corp.(a)(b)	12,458	100,038
Proterra Inc.(a)(b)	10,888	86,124
Proto Labs Inc.(a)	1,674	84,001
RBC Bearings Inc.(a)(b)	1,718	310,047
REV Group Inc.	2,021	27,142
Shyft Group Inc. (The)(b)	1,933	81,070
SPX Corp.(a)	2,705	141,147
SPX FLOW Inc.	2,500	215,500
Standex International Corp.	738	73,320
Tennant Co.	1,109	85,582
Terex Corp.	4,154	173,305
Timken Co. (The)	4,102	274,014
Titan International Inc.(a)	3,203	31,229
Trinity Industries Inc.	4,924	141,467
Velo3D Inc.(a)(b)	3,682	23,749
Wabash National Corp.	3,025	59,351
Watts Water Technologies Inc., Class A	1,640	251,264
Welbilt Inc.(a)	7,691	182,661
Xos Inc.(a)	2,973	6,838
		7,572,296
Marine — 0.2%
Eagle Bulk Shipping Inc.	792	35,497
Genco Shipping & Trading Ltd.	2,142	33,330
Kirby Corp.(a)	3,558	231,911
Matson Inc.	2,508	244,931
		545,669
Media — 1.1%
Advantage Solutions Inc.(a)	6,012	43,767
Altice USA Inc., Class A(a)	13,388	193,055
AMC Networks Inc., Class A(a)(b)	1,754	74,773
Audacy Inc(a)	7,065	17,097
Boston Omaha Corp., Class A(a)	1,011	26,680
Cardlytics Inc.(a)(b)	1,989	133,462
Clear Channel Outdoor Holdings Inc.(a)	28,554	87,375
Entravision Communications Corp., Class A	3,693	22,380
EW Scripps Co. (The), Class A(a)	3,472	71,176
Gannett Co. Inc.(a)	8,710	42,331
Gray Television Inc.	5,346	111,464
iHeartMedia Inc., Class A(a)	6,626	133,514
John Wiley & Sons Inc., Class A	2,583	131,087
Magnite Inc.(a)	6,869	93,212
Nexstar Media Group Inc., Class A	2,434	402,535
PubMatic Inc., Class A(a)(b)	1,637	40,188
Scholastic Corp.	1,846	75,723
Sinclair Broadcast Group Inc., Class A	2,867	78,785
Stagwell Inc.(a)	3,487	26,048
TechTarget Inc.(a)	1,549	128,474
TEGNA Inc.	13,183	255,223

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Thryv Holdings Inc.(a)	997	$32,333
Urban One Inc., Class A(a)	501	2,726
Urban One Inc., Class D, NVS(a)(b)	1,159	5,210
WideOpenWest Inc.(a)	3,162	58,845
		2,287,463
Metals & Mining — 1.2%
Allegheny Technologies Inc.(a)	7,673	140,339
Alpha Metallurgical Resources Inc.(a)	1,035	65,443
Arconic Corp.(a)	6,311	195,199
Carpenter Technology Corp.	2,901	83,317
Century Aluminum Co.(a)	3,046	46,726
Coeur Mining Inc.(a)	15,480	72,601
Commercial Metals Co.	7,200	240,768
Compass Minerals International Inc.	2,032	108,509
Gatos Silver Inc.(a)	2,766	8,602
Haynes International Inc.	808	30,397
Hecla Mining Co.	32,034	158,889
Kaiser Aluminum Corp.	951	91,058
Materion Corp.	1,213	100,497
McEwen Mining Inc.(a)(b)	22,594	19,259
MP Materials Corp.(a)	4,434	177,094
Piedmont Lithium Inc.(a)(b)	940	45,477
Royal Gold Inc.	3,919	397,974
Ryerson Holding Corp.	1,031	21,136
Schnitzer Steel Industries Inc., Class A	1,576	61,685
SunCoke Energy Inc.	4,791	32,818
TimkenSteel Corp.(a)(b)	2,434	34,149
United States Steel Corp.	16,052	332,597
Warrior Met Coal Inc.	3,074	80,539
Worthington Industries Inc.	1,949	105,597
		2,650,670
Mortgage Real Estate Investment — 1.1%
AFC Gamma Inc.	782	15,398
Angel Oak Mortgage Inc.	473	8,084
Apollo Commercial Real Estate Finance Inc.	8,086	110,374
Arbor Realty Trust Inc.	9,091	159,183
Ares Commercial Real Estate Corp.	2,848	41,837
ARMOUR Residential REIT Inc.	5,195	48,729
Blackstone Mortgage Trust Inc., Class A	10,013	314,608
BrightSpire Capital Inc.	5,656	53,110
Broadmark Realty Capital Inc.	7,970	74,759
Chimera Investment Corp.	14,281	207,074
Dynex Capital Inc.	2,087	33,559
Ellington Financial Inc.	3,335	59,263
Granite Point Mortgage Trust Inc.	3,189	38,587
Hannon Armstrong Sustainable Infrastructure Capital Inc.	5,071	210,345
Invesco Mortgage Capital Inc.	17,201	46,099
KKR Real Estate Finance Trust Inc.	2,689	57,383
Ladder Capital Corp.	6,795	80,793
MFA Financial Inc.	24,103	111,597
New Residential Investment Corp.	27,871	296,826
New York Mortgage Trust Inc.	23,056	86,460
Orchid Island Capital Inc.	9,856	39,720
PennyMac Mortgage Investment Trust	5,761	102,661
Ready Capital Corp.	3,486	49,641
Redwood Trust Inc.	6,850	84,460
TPG RE Finance Trust Inc.	3,584	45,230
Two Harbors Investment Corp.	20,503	117,892
		2,493,672
Security	Shares	Value

Multi-Utilities — 0.5%
Avista Corp.	4,204	$186,910
Black Hills Corp.	3,812	258,225
MDU Resources Group Inc.	12,085	354,936
NorthWestern Corp.	3,120	181,334
Unitil Corp.	919	43,138
		1,024,543
Multiline Retail — 0.3%
Big Lots Inc.	1,938	81,222
Dillard's Inc., Class A(b)	258	65,460
Franchise Group Inc.	1,592	79,711
Nordstrom Inc.(a)	6,624	149,040
Ollie's Bargain Outlet Holdings Inc.(a)(b)	3,648	174,885
		550,318
Oil, Gas & Consumable Fuels — 3.3%
Aemetis Inc.(a)	1,790	16,414
Alto Ingredients Inc.(a)(b)	4,835	25,045
Antero Midstream Corp.	19,504	194,065
Antero Resources Corp.(a)	17,042	332,830
Arch Resources Inc.	915	86,596
Archaea Energy Inc.(a)	1,576	27,249
Berry Corp.	4,064	35,316
Brigham Minerals Inc., Class A	2,737	59,229
California Resources Corp.	4,887	208,284
Callon Petroleum Co.(a)(b)	2,832	140,014
Centennial Resource Development Inc./DE, Class A(a)	10,976	85,723
Centrus Energy Corp., Class A(a)	620	26,939
Chesapeake Energy Corp.	6,204	422,927
Civitas Resources Inc.	4,290	233,805
Clean Energy Fuels Corp.(a)	10,227	62,078
CNX Resources Corp.(a)	12,640	187,451
Comstock Resources Inc.(a)(b)	5,400	42,012
CONSOL Energy Inc.(a)	1,952	42,437
Crescent Energy Inc.(a)(b)	1,613	21,405
CVR Energy Inc.	1,997	39,001
Delek U.S. Holdings Inc.(a)	4,644	72,075
Denbury Inc.(a)	2,993	224,894
Dorian LPG Ltd.	1,687	20,058
DTE Midstream LLC(a)	5,766	298,102
Earthstone Energy Inc., Class A(a)	1,748	23,878
EQT Corp.(a)	18,013	382,776
Equitrans Midstream Corp.	24,399	197,876
Gevo Inc.(a)(b)	12,121	41,454
Gran Tierra Energy Inc.(a)(b)	22,754	20,658
Green Plains Inc.(a)(b)	1,656	50,574
Gulfport Energy Corp.(a)(b)	689	45,095
HollyFrontier Corp.	9,314	327,480
International Seaways Inc.	2,549	37,190
Kosmos Energy Ltd.(a)	26,853	116,274
Laredo Petroleum Inc.(a)	856	57,489
Magnolia Oil & Gas Corp., Class A	8,793	190,193
Matador Resources Co.	6,593	295,169
Murphy Oil Corp.	8,652	273,403
New Fortress Energy Inc.(b)	2,447	53,736
NextDecade Corp.(a)(b)	1,553	3,432
Northern Oil and Gas Inc.	3,879	91,234
Oasis Petroleum Inc.	1,114	150,869
Par Pacific Holdings Inc.(a)	3,022	42,610
PBF Energy Inc., Class A(a)	5,768	91,365
PDC Energy Inc.	5,823	345,129

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp.(a)(b)	5,586	$60,329
Range Resources Corp.(a)	14,913	287,075
Ranger Oil Corp.(a)	1,248	38,700
Renewable Energy Group Inc.(a)	3,001	120,820
Ring Energy Inc.(a)(b)	5,125	12,915
SandRidge Energy Inc.(a)	1,842	21,183
SilverBow Resources Inc.(a)(b)	544	12,670
SM Energy Co.	7,243	237,643
Southwestern Energy Co.(a)(b)	60,460	266,024
Talos Energy Inc.(a)	2,457	26,142
Tellurian Inc.(a)(b)	22,986	57,695
Uranium Energy Corp.(a)	15,525	40,520
W&T Offshore Inc.(a)	5,893	25,222
Whiting Petroleum Corp.(a)	2,338	173,597
World Fuel Services Corp.	3,953	111,514
		7,233,882
Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	1,002	31,683
Glatfelter Corp.	2,689	46,681
Louisiana-Pacific Corp.	5,254	349,076
Mercer International Inc.	2,312	28,091
Neenah Inc.	1,051	48,451
Resolute Forest Products Inc.	2,876	39,171
Schweitzer-Mauduit International Inc.	1,902	57,574
Sylvamo Corp.(a)	2,096	62,440
Verso Corp., Class A	1,522	40,911
		704,078
Personal Products — 0.6%
Beauty Health Co. (The)(a)	5,702	80,968
BellRing Brands Inc., Class A(a)	2,261	55,078
Coty Inc., Class A(a)	19,959	169,252
Edgewell Personal Care Co.	3,230	147,934
elf Beauty Inc.(a)	2,820	83,359
Herbalife Nutrition Ltd.(a)(b)	5,878	249,874
Honest Co. Inc. (The)(a)(b)	1,498	9,722
Inter Parfums Inc.	1,057	104,611
Medifast Inc.	691	137,309
Nu Skin Enterprises Inc., Class A	3,004	144,763
Thorne HealthTech Inc.(a)(b)	430	2,313
USANA Health Sciences Inc.(a)	693	66,237
Veru Inc.(a)	3,504	18,221
		1,269,641
Pharmaceuticals — 1.3%
9 Meters Biopharma Inc.(a)	14,275	10,895
Aclaris Therapeutics Inc.(a)	2,692	29,397
Aerie Pharmaceuticals Inc.(a)	2,890	21,270
Amneal Pharmaceuticals Inc.(a)	6,126	27,138
Amphastar Pharmaceuticals Inc.(a)	2,234	51,583
Ampio Pharmaceuticals Inc.(a)(b)	11,886	6,152
ANI Pharmaceuticals Inc.(a)	637	25,747
Antares Pharma Inc.(a)	9,974	33,612
Arvinas Inc.(a)	2,569	183,658
Atea Pharmaceuticals Inc.(a)(b)	3,204	22,877
Athira Pharma Inc.(a)	2,087	21,496
Axsome Therapeutics Inc.(a)	1,775	48,706
BioDelivery Sciences International Inc.(a)	6,271	22,952
Cara Therapeutics Inc.(a)	2,577	29,842
Cassava Sciences Inc.(a)(b)	2,246	99,385
Clearside Biomedical Inc.(a)(b)	2,941	5,735
Security	Shares	Value

Pharmaceuticals (continued)
Collegium Pharmaceutical Inc.(a)	2,049	$36,575
Corcept Therapeutics Inc.(a)	5,657	106,182
DICE Therapeutics Inc.(a)	742	12,636
Edgewise Therapeutics Inc.(a)	752	10,227
Endo International PLC(a)	13,746	43,850
Evolus Inc.(a)(b)	1,955	14,506
Fulcrum Therapeutics Inc.(a)	1,724	20,964
Harmony Biosciences Holdings Inc.(a)	1,344	48,196
Innoviva Inc.(a)	3,733	59,840
Intra-Cellular Therapies Inc.(a)	4,978	236,405
KemPharm Inc.(a)(b)	1,890	13,627
Marinus Pharmaceuticals Inc.(a)	2,074	21,155
Nektar Therapeutics(a)(b)	10,966	121,942
NGM Biopharmaceuticals Inc.(a)	2,248	35,541
NRX Pharmaceuticals Inc.(a)(b)	1,192	3,540
Nuvation Bio Inc.(a)(b)	6,990	42,639
Ocular Therapeutix Inc.(a)	4,749	26,879
Omeros Corp.(a)(b)	3,836	23,016
Oramed Pharmaceuticals Inc.(a)	2,265	20,294
Pacira BioSciences Inc.(a)	2,643	165,901
Perrigo Co. PLC	7,973	303,532
Phathom Pharmaceuticals Inc.(a)(b)	861	14,465
Phibro Animal Health Corp., Class A	1,256	24,241
Pliant Therapeutics Inc.(a)	1,361	15,964
PLx Pharma Inc.(a)(b)	1,415	9,339
Prestige Consumer Healthcare Inc.(a)	2,995	169,068
Provention Bio Inc.(a)	2,931	15,710
Rani Therapeutics Holdings Inc.(a)(b)	407	8,437
Reata Pharmaceuticals Inc., Class A(a)	1,652	46,454
Relmada Therapeutics Inc.(a)	1,463	26,905
Revance Therapeutics Inc.(a)	3,896	51,934
Supernus Pharmaceuticals Inc.(a)	3,234	99,769
TherapeuticsMD Inc.(a)	23,245	7,055
Theravance Biopharma Inc.(a)	3,261	29,708
Tilray Inc., Class 2 (a)(b)	26,531	158,125
Ventyx Biosciences Inc.(a)(b)	558	9,073
Zogenix Inc.(a)	2,965	77,120
		2,771,259
Professional Services — 1.9%
Alight Inc., Class A(a)(b)	14,636	141,384
ASGN Inc.(a)	3,105	356,671
Barrett Business Services Inc.	474	30,336
BlackSky Technology Inc.(a)	3,326	9,412
CACI International Inc., Class A(a)	1,391	344,217
CBIZ Inc.(a)	3,108	120,062
CRA International Inc.	456	38,787
Exponent Inc.	3,117	296,053
First Advantage Corp.(a)	2,425	41,031
Forrester Research Inc.(a)	686	37,744
Franklin Covey Co.(a)	750	35,107
FTI Consulting Inc.(a)(b)	2,038	297,161
Heidrick & Struggles International Inc.	1,184	51,824
HireRight Holdings Corp.(a)(b)	1,292	17,571
Huron Consulting Group Inc.(a)	1,305	57,577
ICF International Inc.	1,033	97,505
Insperity Inc.	2,123	228,286
KBR Inc.	8,389	364,083
Kelly Services Inc., Class A, NVS	2,228	38,054
Kforce Inc.	1,203	82,610
Korn Ferry	3,242	215,204

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
ManpowerGroup Inc.	3,225	$338,206
ManTech International Corp./VA, Class A	1,674	120,930
Resources Connection Inc.	1,866	32,524
Science Applications International Corp.	3,425	280,953
Spire Global Inc.(a)	5,786	14,407
Sterling Check Corp.(a)(b)	849	16,988
TriNet Group Inc.(a)	2,388	203,458
TrueBlue Inc.(a)	2,103	55,940
Upwork Inc.(a)	7,177	195,214
Willdan Group Inc.(a)	743	23,375
		4,182,674
Real Estate Management & Development — 0.7%
Cushman & Wakefield PLC(a)(b)	8,850	185,761
Doma Holdings Inc.(a)	10,427	41,708
eXp World Holdings Inc.	3,956	107,366
Howard Hughes Corp. (The)(a)	2,449	235,863
Kennedy-Wilson Holdings Inc.	7,313	164,250
Marcus & Millichap Inc.(a)	1,484	69,466
Newmark Group Inc., Class A	9,929	152,013
RE/MAX Holdings Inc., Class A	1,176	34,998
Realogy Holdings Corp.(a)	6,945	114,593
Redfin Corp.(a)(b)	6,264	185,226
RMR Group Inc. (The), Class A	964	30,858
St Joe Co. (The)	1,973	95,710
Tejon Ranch Co.(a)	1,475	25,680
WeWork Inc., Class A(a)	12,472	92,667
		1,536,159
Road & Rail — 0.5%
ArcBest Corp.	1,525	134,871
Covenant Logistics Group Inc., Class A(a)	655	14,227
Daseke Inc.(a)	3,606	40,315
Heartland Express Inc.	2,838	42,457
Landstar System Inc.	2,279	364,640
Marten Transport Ltd.	3,611	60,268
Ryder System Inc.	3,202	234,354
Schneider National Inc., Class B	2,102	53,811
Werner Enterprises Inc.	3,633	161,995
Yellow Corp.(a)	2,118	22,112
		1,129,050
Semiconductors & Semiconductor Equipment — 2.6%
ACM Research Inc., Class A(a)(b)	735	58,543
Aehr Test Systems(a)(b)	1,374	17,518
Allegro MicroSystems Inc.(a)	3,324	94,335
Alpha & Omega Semiconductor Ltd.(a)	1,248	56,197
Ambarella Inc.(a)	2,192	307,209
Amkor Technology Inc.	5,960	131,239
Atomera Inc.(a)	1,246	17,606
Axcelis Technologies Inc.(a)	2,009	125,783
AXT Inc.(a)	2,288	17,137
CEVA Inc.(a)	1,388	52,286
Cirrus Logic Inc.(a)	3,412	305,169
CMC Materials Inc.	1,689	305,506
Cohu Inc.(a)	2,943	97,060
CyberOptics Corp.(a)	472	17,728
Diodes Inc.(a)(b)	2,677	248,399
FormFactor Inc.(a)	4,668	199,510
Ichor Holdings Ltd.(a)	1,719	72,920
Impinj Inc.(a)	1,117	88,679
indie Semiconductor Inc., Class A(a)	3,057	24,181
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Kopin Corp.(a)	4,695	$13,803
Kulicke & Soffa Industries Inc.	3,685	201,533
MACOM Technology Solutions Holdings Inc., Class H(a)	2,875	175,979
Magnachip Semiconductor Corp.(a)	2,778	49,421
MaxLinear Inc.(a)	4,196	251,844
Meta Materials Inc.(a)(b)	14,191	23,699
NeoPhotonics Corp.(a)	3,132	48,108
Onto Innovation Inc.(a)	2,942	269,311
PDF Solutions Inc.(a)	1,798	53,455
Photronics Inc.(a)	3,712	66,371
Power Integrations Inc.	3,595	290,152
Rambus Inc.(a)	6,563	165,716
Rockley Photonics Holdings Ltd.(a)(b)	5,489	17,949
Semtech Corp.(a)	3,849	273,664
Silicon Laboratories Inc.(a)	2,402	396,786
SiTime Corp.(a)(b)	894	208,382
SkyWater Technology Inc.(a)(b)	378	3,791
SMART Global Holdings Inc.(a)	1,413	81,050
SunPower Corp.(a)	5,057	84,856
Synaptics Inc.(a)	2,342	492,640
Ultra Clean Holdings Inc.(a)	2,673	134,773
Veeco Instruments Inc.(a)	3,079	84,642
		5,624,930
Software — 5.7%
8x8 Inc.(a)	6,880	105,608
A10 Networks Inc.	3,606	53,369
ACI Worldwide Inc.(a)	7,029	241,587
Agilysys Inc.(a)	1,189	45,253
Alarm.com Holdings Inc.(a)	2,753	205,291
Altair Engineering Inc., Class A(a)	3,013	189,578
Alteryx Inc., Class A(a)(b)	3,554	202,827
American Software Inc./GA, Class A	1,894	43,543
Amplitude Inc.(a)(b)	1,358	53,383
Appfolio Inc., Class A(a)(b)	1,156	133,241
Appian Corp.(a)(b)	2,383	134,330
Arteris Inc.(a)	297	4,393
Avaya Holdings Corp.(a)	5,018	91,428
AvePoint Inc.(a)(b)	5,180	30,510
AvidXchange Holdings Inc.(a)(b)	1,523	15,778
Benefitfocus Inc.(a)	1,995	22,224
Blackbaud Inc.(a)	2,476	168,715
Blackline Inc.(a)	3,212	295,086
Bottomline Technologies DE Inc.(a)(b)	2,308	130,148
Box Inc., Class A(a)	9,033	236,032
BTRS Holdings Inc.(a)	4,380	28,032
C3.ai Inc., Class A(a)	4,207	110,812
CDK Global Inc.	7,068	303,712
Cerence Inc.(a)(b)	2,273	144,313
ChannelAdvisor Corp.(a)	1,803	38,115
Cipher Mining Inc.(a)	2,494	7,582
Cleanspark Inc.(a)(b)	2,064	13,870
Clear Secure Inc., Class A(a)(b)	813	20,073
Clearwater Analytics Holdings Inc.(a)	1,958	33,384
CommVault Systems Inc.(a)	2,717	183,289
Confluent Inc., Class A(a)(b)	3,650	238,674
Consensus Cloud Solutions Inc.(a)(b)	955	54,149
Couchbase Inc.(a)	525	12,301
CS Disco Inc.(a)(b)	764	26,220
Datto Holding Corp.(a)(b)	1,596	39,756
Digimarc Corp.(a)(b)	749	23,743

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Dolby Laboratories Inc., Class A	3,895	$342,176
Domo Inc., Class B(a)	1,717	80,630
DoubleVerify Holdings Inc.(a)(b)	1,314	36,345
Duck Creek Technologies Inc.(a)	4,480	114,464
E2open Parent Holdings Inc.(a)(b)	10,607	98,645
Ebix Inc.	1,428	43,397
Enfusion Inc., Class A(a)	1,105	15,260
Envestnet Inc.(a)	2,878	212,799
Everbridge Inc.(a)	2,326	118,905
ForgeRock Inc.(a)	754	10,737
Freshworks Inc.(a)(b)	2,059	44,783
Gitlab Inc.(a)(b)	118	7,553
Informatica Inc.(a)(b)	1,754	48,972
Intapp Inc.(a)	650	13,078
InterDigital Inc.	1,846	127,429
IronNet Inc.(a)	1,990	6,786
Jamf Holding Corp.(a)(b)	3,256	107,643
JFrog Ltd.(a)	2,615	69,873
Kaleyra Inc.(a)(b)	1,734	15,415
Kaltura Inc.(a)	909	3,263
KnowBe4 Inc., Class A(a)(b)	2,540	60,757
Latch Inc.(a)(b)	5,299	33,967
LivePerson Inc.(a)(b)	3,964	118,405
Mandiant Inc.(a)	14,361	216,708
Marathon Digital Holdings Inc.(a)(b)	5,935	139,710
Matterport Inc, Class A(a)(b)	10,980	106,835
McAfee Corp., Class A	4,497	115,348
MeridianLink Inc.(a)(b)	799	15,493
MicroStrategy Inc., Class A(a)	500	184,005
Mimecast Ltd.(a)	3,673	292,775
Mitek Systems Inc.(a)(b)	2,725	44,608
Model N Inc.(a)	1,973	54,573
Momentive Global Inc.(a)	7,828	134,094
N-able Inc.(a)	4,051	45,209
Ncino Inc.(b)	3,398	155,730
NCR Corp.(a)	7,935	302,006
New Relic Inc.(a)	3,522	370,303
Nutanix Inc., Class A(a)	12,587	344,129
Olo Inc., Class A(a)	3,405	59,758
ON24 Inc.(a)	469	7,720
OneSpan Inc.(a)	2,144	34,433
PagerDuty Inc.(a)(b)	4,551	150,274
Paycor HCM Inc.(a)	1,862	48,300
Phunware Inc.(a)(b)	4,484	9,999
Ping Identity Holding Corp.(a)(b)	3,559	70,433
PROS Holdings Inc.(a)	2,439	67,585
Q2 Holdings Inc.(a)	3,407	222,307
Qualtrics International Inc., Class A(a)(b)	5,635	164,936
Qualys Inc.(a)	1,992	255,255
Rapid7 Inc.(a)(b)	3,386	326,173
Rekor Systems Inc.(a)(b)	1,879	8,737
Rimini Street Inc.(a)	1,809	9,316
Riot Blockchain Inc.(a)(b)	4,972	79,254
SailPoint Technologies Holdings Inc.(a)(b)	5,609	217,012
SentinelOne Inc., Class A(a)(b)	2,494	111,607
Smith Micro Software Inc.(a)	3,018	12,615
Sprinklr Inc.(a)	990	11,138
Sprout Social Inc., Class A(a)	2,738	188,511
SPS Commerce Inc.(a)	2,144	265,534
Stronghold Digital Mining Inc.(a)	416	3,715
Security	Shares	Value

Software (continued)
Sumo Logic Inc.(a)	5,191	$61,825
Telos Corp.(a)(b)	3,180	37,174
Tenable Holdings Inc.(a)	5,442	279,719
Teradata Corp.(a)	6,464	260,758
Upland Software Inc.(a)	1,622	31,791
Varonis Systems Inc.(a)(b)	6,410	238,837
Verint Systems Inc.(a)	3,890	199,674
Veritone Inc.(a)	1,737	27,392
Vertex Inc., Class A(a)	1,692	24,551
Vonage Holdings Corp.(a)	14,987	312,329
WM Technology Inc.(a)	3,028	15,352
Workiva Inc.(a)	2,699	319,238
Xperi Holding Corp.	6,315	106,534
Zeta Global Holdings Corp.(a)(b)	1,334	12,353
Zuora Inc., Class A(a)	6,923	115,129
		12,300,425
Specialty Retail — 2.4%
Aaron's Co. Inc. (The)	1,886	39,927
Abercrombie & Fitch Co., Class A(a)	3,531	137,709
Academy Sports & Outdoors Inc.(a)	5,256	204,458
American Eagle Outfitters Inc.	9,110	207,981
America's Car-Mart Inc./TX(a)	362	34,361
Arko Corp.(a)(b)	3,791	31,162
Asbury Automotive Group Inc.(a)(b)	1,378	221,817
Barnes & Noble Education Inc.(a)	2,357	14,189
Bed Bath & Beyond Inc.(a)	6,016	97,700
Big 5 Sporting Goods Corp.	1,262	24,849
Boot Barn Holdings Inc.(a)	1,756	161,499
Buckle Inc. (The)	1,739	65,456
Caleres Inc.	2,350	56,353
Camping World Holdings Inc., Class A	2,443	81,108
CarLotz Inc.(a)(b)	4,296	8,721
Cato Corp. (The), Class A	1,167	19,279
Chico's FAS Inc.(a)	7,456	35,118
Children's Place Inc. (The)(a)	844	59,713
Citi Trends Inc.(a)	539	26,260
Conn's Inc.(a)(b)	1,156	28,056
Container Store Group Inc. (The)(a)	2,019	20,594
Designer Brands Inc. , Class A(a)	3,628	47,781
Dick's Sporting Goods Inc.	3,865	446,021
EVgo Inc.(a)(b)	4,093	33,767
Foot Locker Inc.	5,379	240,334
Genesco Inc.(a)	858	55,195
Group 1 Automotive Inc.	1,075	182,546
GrowGeneration Corp.(a)	3,160	26,670
Guess? Inc.	2,275	52,370
Haverty Furniture Companies Inc.	931	27,483
Hibbett Inc.	909	56,040
JOANN Inc.(b)	744	7,953
Kirkland's Inc.(a)(b)	863	14,611
Leslie's Inc.(a)	8,082	168,348
LL Flooring Holdings Inc.(a)	1,755	25,342
MarineMax Inc.(a)	1,313	61,790
Monro Inc.	2,031	101,002
Murphy USA Inc.	1,408	276,897
National Vision Holdings Inc.(a)	4,938	201,865
ODP Corp. (The)(a)	2,729	120,704
OneWater Marine Inc., Class A	584	30,199
Party City Holdco Inc.(a)	6,760	31,975
Petco Health & Wellness Co. Inc.(a)(b)	4,900	91,875

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Rent-A-Center Inc./TX	3,584	$151,066
Sally Beauty Holdings Inc.(a)	6,720	115,382
Shift Technologies Inc.(a)(b)	3,799	8,700
Shoe Carnival Inc.	1,074	36,688
Signet Jewelers Ltd.	3,158	271,998
Sleep Number Corp.(a)	1,345	96,167
Sonic Automotive Inc., Class A	1,226	62,538
Sportsman's Warehouse Holdings Inc.(a)	2,744	30,074
Tilly's Inc., Class A	1,365	17,991
TravelCenters of America Inc.(a)	734	33,456
Urban Outfitters Inc.(a)	3,924	112,697
Victoria's Secret & Co.(a)	4,292	239,622
Volta Inc.(a)	7,234	35,591
Vroom Inc.(a)(b)	7,661	61,441
Warby Parker Inc.(a)(b)	611	22,711
Zumiez Inc.(a)(b)	1,265	56,862
		5,230,062
Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corp.(a)(b)	7,650	136,935
Avid Technology Inc.(a)	2,133	66,891
Corsair Gaming Inc.(a)	2,012	39,315
Diebold Nixdorf Inc.(a)	4,650	43,431
Eastman Kodak Co.(a)(b)	3,836	15,075
IonQ Inc.(a)(b)	6,760	77,334
Pure Storage Inc., Class A(a)	15,975	423,178
Quantum Corp.(a)	2,846	14,344
Super Micro Computer Inc.(a)	2,695	109,201
Turtle Beach Corp.(a)(b)	1,041	21,153
Xerox Holdings Corp.	8,338	176,015
		1,122,872
Textiles, Apparel & Luxury Goods — 1.0%
Carter's Inc.	2,506	233,359
Columbia Sportswear Co.	2,052	190,569
Fossil Group Inc.(a)(b)	2,871	31,839
G-III Apparel Group Ltd.(a)	2,669	72,517
Hanesbrands Inc.	20,763	334,284
Kontoor Brands Inc.	2,835	139,737
Levi Strauss & Co., Class A	5,737	125,812
Movado Group Inc.	1,022	37,886
Oxford Industries Inc.	942	77,611
PLBY Group Inc.(a)(b)	1,267	20,133
Ralph Lauren Corp.	2,897	321,104
Rocky Brands Inc.	426	18,224
Skechers U.S.A. Inc., Class A(a)	8,017	336,714
Steven Madden Ltd.	4,536	186,611
Vera Bradley Inc.(a)	1,495	12,244
Wolverine World Wide Inc.	4,900	129,801
		2,268,445
Thrifts & Mortgage Finance — 1.4%
Axos Financial Inc.(a)	3,208	165,212
Blue Foundry Bancorp(a)	1,738	25,514
Columbia Financial Inc.(a)	2,503	52,988
Essent Group Ltd.	6,624	302,319
Federal Agricultural Mortgage Corp., Class C, NVS	567	69,061
Flagstar Bancorp. Inc.	3,022	136,745
Kearny Financial Corp./MD	5,178	67,003
Merchants Bancorp./IN	1,597	46,553
MGIC Investment Corp.	19,634	298,044
Mr Cooper Group Inc.(a)	4,477	179,752
Security	Shares	Value

Thrifts & Mortgage Finance (continued)
New York Community Bancorp. Inc.	28,007	$326,562
NMI Holdings Inc., Class A(a)	5,194	128,500
Northfield Bancorp. Inc.	2,840	44,758
PennyMac Financial Services Inc.	1,912	119,882
Provident Financial Services Inc.	4,581	110,723
Radian Group Inc.	10,851	242,954
Rocket Companies Inc., Class A	8,042	101,651
TFS Financial Corp.	3,206	55,720
TrustCo Bank Corp. NY	786	26,645
UWM Holdings Corp.	5,386	27,846
Walker & Dunlop Inc.	1,786	236,484
Washington Federal Inc.	4,236	148,345
WSFS Financial Corp.	3,544	185,635
		3,098,896
Tobacco — 0.1%
22nd Century Group Inc.(a)(b)	9,619	20,873
Turning Point Brands Inc.	867	30,545
Universal Corp./VA	1,466	79,794
Vector Group Ltd.	7,957	88,402
		219,614
Trading Companies & Distributors — 1.5%
Air Lease Corp.	6,407	255,063
Applied Industrial Technologies Inc.	2,279	223,296
Beacon Roofing Supply Inc.(a)	3,330	182,717
BlueLinx Holdings Inc.(a)(b)	599	42,912
Boise Cascade Co.	2,339	164,245
Core & Main Inc., Class A(a)	3,400	81,770
Custom Truck One Source Inc.(a)	3,005	24,701
DXP Enterprises Inc./TX(a)	1,040	29,692
GATX Corp.	2,124	221,852
Global Industrial Co.	960	33,562
GMS Inc.(a)	2,604	133,273
H&E Equipment Services Inc.	1,891	78,722
Herc Holdings Inc.	1,484	238,108
McGrath RentCorp.	1,478	112,638
MRC Global Inc.(a)	3,822	28,321
MSC Industrial Direct Co. Inc., Class A	2,796	228,265
NOW Inc.(a)	6,755	60,052
Rush Enterprises Inc., Class A	2,584	136,487
Titan Machinery Inc.(a)	1,188	36,590
Transcat Inc.(a)	409	38,818
Triton International Ltd.	3,973	240,049
Univar Solutions Inc.(a)	10,157	269,161
Veritiv Corp.(a)	829	77,163
WESCO International Inc.(a)	2,639	321,668
		3,259,125
Water Utilities — 0.3%
American States Water Co.	2,189	201,891
California Water Service Group	3,120	193,721
Middlesex Water Co.	1,050	106,302
SJW Group	1,646	113,344
		615,258
Wireless Telecommunication Services — 0.1%
Gogo Inc.(a)(b)	4,025	50,111
Shenandoah Telecommunications Co.	2,998	68,265
Telephone and Data Systems Inc.	5,850	115,830

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
U.S. Cellular Corp.(a)	882	$27,007
		261,213
Total Common Stocks — 99.8%
(Cost: $230,780,953)		216,914,846

Short-Term Investments

Money Market Funds — 10.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	21,625,694	21,632,182
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	420,000	420,000
		22,052,182

Total Short-Term Investments — 10.1%
(Cost: $22,051,890)		22,052,182

Total Investments in Securities — 109.9%
(Cost: $252,832,843)		238,967,028

Other Assets, Less Liabilities — (9.9)%		(21,508,442)

Net Assets — 100.0%		$217,458,586

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,795,424	$7,841,887	(a)	$—	$(4,557)	$(572)	$21,632,182	21,625,694	$130,465	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	260,000	160,000	(a)	—	—	—	420,000	420,000	20		—
					$(4,557)	$(572)	$22,052,182		$130,485		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	2	03/18/22	$202	$(23,912)
S&P Mid 400 E-Mini Index	1	03/18/22	263	(19,648)
				$(43,560)

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$216,914,846	$—	$—	$216,914,846
Money Market Funds	22,052,182	—	—	22,052,182
	$238,967,028	$—	$—	$238,967,028
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(43,560)	$—	$—	$(43,560)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust